UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2020

Invest in a balanced
fund that has stood
the test of time

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	0.15%	6.55%	9.69%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated March 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.22%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.75%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below is American Balanced Fund’s semi-annual result for the period ended June 30, 2020. Also shown is the result of its primary benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ABALX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/26/75)[1]

AMBAL (Class A shares)	–1.10%	6.27%	7.83%	10.35%	10.47%
60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index[2,3,4]	0.98	8.58	8.41	10.08	9.97

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Effective March 1, 2020, the fund’s primary benchmark became the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index.
[3]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Bloomberg Barclays U.S. Aggregate Index did not exist until December 31, 1975. For the period between July 31, 1975, and December 31, 1975, Bloomberg Barclays Government/Credit Bond Index results were used. The Bloomberg Barclays indexes are based on July 31, 1975, index value.

American Balanced Fund	1

Summary investment portfolio June 30, 2020	unaudited

Investment mix by security type	Percent of net assets

Common stocks 55.25%	Shares	Value (000)
Information technology 11.97%
Microsoft Corp.	32,395,200	$6,592,748
Broadcom Inc.	9,314,528	2,939,758
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	32,760,100	1,859,791
ASML Holding NV (New York registered) (ADR)	3,565,458	1,312,196
ASML Holding NV1	1,062,000	389,306
Intel Corp.	23,565,300	1,409,912
Visa Inc., Class A	3,233,100	624,538
Other securities		4,130,997
		19,259,246

Health care 9.39%
UnitedHealth Group Inc.	11,253,600	3,319,249
Pfizer Inc.	56,248,000	1,839,310
Johnson & Johnson	10,415,000	1,464,661
Gilead Sciences, Inc.	18,214,500	1,401,424
Cigna Corp.	7,337,917	1,376,960
Thermo Fisher Scientific Inc.	2,882,600	1,044,481
CVS Health Corp.	10,704,869	695,495
Merck & Co., Inc.	8,220,100	635,660
Other securities		3,326,628
		15,103,868

Financials 5.84%
JPMorgan Chase & Co.	12,826,100	1,206,423
Chubb Ltd.	6,575,850	832,634
BlackRock, Inc.	1,429,700	777,885
Berkshire Hathaway Inc., Class B2	3,914,200	698,724
Other securities		5,876,293
		9,391,959

Consumer staples 5.65%
Philip Morris International Inc.	35,794,949	2,507,794
Nestlé SA1	13,270,000	1,466,006
Altria Group, Inc.	27,829,900	1,092,324
British American Tobacco PLC[1]	14,138,000	543,202

2	American Balanced Fund

	Shares	Value (000)
British American Tobacco PLC (ADR)	1,866,000	$72,438
Other securities		3,402,762
		9,084,526

Communication services 5.48%
Comcast Corp., Class A	48,259,200	1,881,144
Facebook, Inc., Class A2	7,671,100	1,741,877
Charter Communications, Inc., Class A2	2,352,700	1,199,971
Netflix, Inc.[2]	2,072,200	942,934
T-Mobile US, Inc.[2]	8,500,000	885,275
Alphabet Inc., Class C2	584,400	826,114
Activision Blizzard, Inc.	10,884,000	826,095
Other securities		516,902
		8,820,312

Consumer discretionary 4.07%
Amazon.com, Inc.[2]	812,600	2,241,817
Home Depot, Inc.	6,910,000	1,731,024
Dollar General Corp.	4,357,000	830,052
Other securities		1,738,666
		6,541,559

Industrials 3.93%
Lockheed Martin Corp.	3,484,500	1,271,564
Northrop Grumman Corp.	3,184,700	979,104
CSX Corp.	13,779,317	960,970
Other securities		3,106,695
		6,318,333

Real estate 2.91%
Crown Castle International Corp. REIT	7,340,300	1,228,399
Equinix, Inc. REIT	1,097,500	770,774
Sun Communities, Inc. REIT	4,875,178	661,464
Other securities		2,017,217
		4,677,854

Materials 2.69%
LyondellBasell Industries NV	10,682,300	702,041
Other securities		3,624,038
		4,326,079

Energy 1.81%
Enbridge Inc.	16,133,900	490,793
Enbridge Inc. (CAD denominated)	4,071,000	123,786
Other securities		2,289,801
		2,904,380

Utilities 1.51%
Enel SpA[1]	76,355,397	657,815
Other securities		1,763,470
		2,421,285

Total common stocks (cost: $61,112,366,000)		88,849,401

American Balanced Fund	3

Preferred securities 0.05%	Shares	Value (000)
Other 0.05%
Other securities		$78,374

Total preferred securities (cost: $63,528,000)		78,374

Rights & warrants 0.00%
Communication services 0.00%
Other securities		1,270

Total rights & warrants (cost: $19,038,000)		1,270

Convertible stocks 0.26%
Information technology 0.05%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	66,000	73,547

Other 0.21%
Other securities		338,169

Total convertible stocks (cost: $347,242,000)		411,716

Bonds, notes & other debt instruments 34.49%	Principal amount (000)
Corporate bonds & notes 14.70%
Financials 3.58%
JPMorgan Chase & Co. 1.51%–6.75% 2020–2051[3]	$537,450	563,588
Other securities		5,200,195
		5,763,783

Utilities 2.06%
Other securities		3,311,721

Energy 1.63%
Other securities		2,622,121

Consumer discretionary 1.56%
Amazon.com, Inc. 1.20%–3.80% 2023–2060	163,510	171,184
Home Depot, Inc. 2.50%–5.95% 2021–2047	127,530	146,106
Other securities		2,197,685
		2,514,975

Health care 1.29%
Pfizer Inc. 2.95%–3.45% 2024–2029	38,095	43,318
UnitedHealth Group Inc. 1.25%–4.45% 2026–2048	48,194	53,068
Upjohn Inc. 1.13%–4.00% 2022–2050[4]	75,489	78,390
Other securities		1,894,567
		2,069,343

Consumer staples 1.05%
Philip Morris International Inc. 1.13%–3.38% 2021–2030	153,130	163,760
Other securities		1,528,847
		1,692,607

4	American Balanced Fund

	Principal amount (000)	Value (000)
Information technology 0.97%
Broadcom Inc. 3.15%–5.00% 2024–2030[4]	$527,086	$591,056
Broadcom Ltd. 2.65%–3.88% 2023–2028	203,665	218,827
Microsoft Corp. 1.55%–4.20% 2021–2050	92,005	106,540
Other securities		633,945
		1,550,368

Communication services 0.94%
Comcast Corp. 1.95%–6.45% 2025–2051	211,955	247,696
Other securities		1,258,552
		1,506,248

Other corporate bonds & notes 1.62%
Other securities		2,604,275

Total corporate bonds & notes		23,635,441

Mortgage-backed obligations 10.03%
Federal agency mortgage-backed obligations 9.57%
Fannie Mae 0%–7.00% 2022–2059[5,6]	3,828,792	4,093,807
Government National Mortgage Assn. 2.50% 2050[5,7]	629,800	661,388
Government National Mortgage Assn. 3.00%–6.00% 2038–2061[5,7]	1,630,236	1,731,576
Uniform Mortgage-Backed Security 2.00% 2035[5,7]	1,402,129	1,448,026
Uniform Mortgage-Backed Security 2.50% 2050[5,7]	817,699	848,788
Uniform Mortgage-Backed Security 3.50% 2050[5,7]	820,194	862,687
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[5,7]	1,971,812	2,052,085
Other securities		3,642,069
		15,340,426

Other mortgage-backed obligations 0.46%
Other securities		789,837

Total mortgage-backed obligations		16,130,263

U.S. Treasury bonds & notes 8.07%
U.S. Treasury 6.86%
U.S. Treasury 0.25% 2025	772,515	771,518
U.S. Treasury 0.375% 2025	796,600	800,177
U.S. Treasury 1.75% 2029[8]	764,465	843,778
U.S. Treasury 0.625% 2030	765,504	763,169
U.S. Treasury 2.25% 2049[8]	949,329	1,141,284
U.S. Treasury 0.13%–3.63% 2020–2050[8]	6,224,784	6,719,334
		11,039,260

U.S. Treasury inflation-protected securities 1.21%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2050[8,9]	1,645,760	1,943,617

Total U.S. Treasury bonds & notes		12,982,877

Asset-backed obligations 1.04%
Other securities		1,670,637

Municipals 0.34%
Other securities		552,788

Bonds & notes of governments & government agencies outside the U.S. 0.29%
Other securities		463,577

American Balanced Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.02%
Fannie Mae 6.25% 2029	$4,000	$5,792
Other securities		29,639
		35,431

Total bonds, notes & other debt instruments (cost: $52,554,027,000)		55,471,014

Short-term securities 13.08%	Shares
Money market investments 13.08%
Capital Group Central Cash Fund 0.18%[10,11]	210,421,859	21,044,290

Total short-term securities (cost: $21,044,067,000)		21,044,290
Total investment securities 103.13% (cost: $135,140,268,000)		165,856,065
Other assets less liabilities (3.13)%		(5,030,479)

Net assets 100.00%		$160,825,586

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

		Number of		Notional amount [12]	Value at 6/30/2020 [13]	Unrealized appreciation (depreciation) at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	12,026	October 2020	$2,405,200	$2,655,679	$416
5 Year U.S. Treasury Note Futures	Long	61,108	October 2020	6,110,800	7,683,854	19,039
10 Year U.S. Treasury Note Futures	Long	5,605	September 2020	560,500	780,058	2,443
10 Year Ultra U.S. Treasury Note Futures	Short	28,492	September 2020	(2,849,200)	(4,487,045)	(20,770)
20 Year U.S. Treasury Bond Futures	Long	7,587	September 2020	758,700	1,354,754	6,263
30 Year Ultra U.S. Treasury Bond Futures	Short	2,982	September 2020	(298,200)	(650,542)	(6,395)
						$996

6	American Balanced Fund

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$1,200,000	$(14,026)	$9,844	$(23,870)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Common stocks 0.90%
Consumer discretionary 0.14%
Toll Brothers, Inc.	5,870,000	2,367,000	1,270,000	6,967,000
Real estate 0.27%
Iron Mountain Inc. REIT	10,166,200	6,180,000	—	16,346,200
Materials 0.28%
Royal Gold, Inc.	4,254,500	—	614,500	3,640,000
Energy 0.21%
Noble Energy, Inc.	22,500,000	6,000,000	3,500,000	25,000,000
Murphy Oil Corp.	8,087,138	—	—	8,087,138

Bonds, notes & other debt instruments 0.02%
Energy 0.02%
Noble Energy, Inc. 3.85% 2028	—	$2,756,000	—	$2,756,000
Noble Energy, Inc. 3.25% 2029	$24,488,000	$6,504,000	—	$30,992,000
Noble Energy, Inc. 5.05% 2044	—	$1,856,000	—	$1,856,000
Noble Energy, Inc. 4.95% 2047	$6,000,000	$3,560,000	—	$9,560,000

Short-term securities 13.09%
Money market investments 13.09%
Capital Group Central Cash Fund 0.18%[10]	75,308,943	293,323,204	158,210,288	210,421,859

American Balanced Fund	7

Investments in affiliates (continued)

	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.90%
Consumer discretionary 0.14%
Toll Brothers, Inc.	$(20,247)	$(2,321)	$1,552	$227,055
Real estate 0.27%
Iron Mountain Inc. REIT	—	(87,100)	10,120	426,636
Materials 0.28%
Royal Gold, Inc.	15,100	(13,745)	2,368	452,525
Energy 0.21%
Noble Energy, Inc.	(148,748)	(208,451)	2,780	224,000
Murphy Oil Corp.	—	(105,133)	3,033	111,602
				335,602
Total common stocks				1,441,818

Bonds, notes & other debt instruments 0.02%
Energy 0.02%
Noble Energy, Inc. 3.85% 2028	—	160	12	2,664
Noble Energy, Inc. 3.25% 2029	—	(2,252)	424	28,041
Noble Energy, Inc. 5.05% 2044	—	115	10	1,689
Noble Energy, Inc. 4.95% 2047	—	(1,245)	159	8,533
				40,927
Short-term securities 13.09%
Money market investments 13.09%
Capital Group Central Cash Fund 0.18%[10]	711	(5,171)	50,141	21,044,290
Total 14.01%	$(153,184)	$(425,143)	$70,599	$22,527,035

8	American Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $6,590,602,000, which represented 4.10% of the net assets of the fund. This amount includes $6,560,020,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $7,056,372,000, which represented 4.39% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Purchased on a TBA basis.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $91,967,000, which represented .06% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Rate represents the seven-day yield at 6/30/2020.
[11]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

TBA = To-be-announced

See notes to financial statements.

American Balanced Fund	9

Financial statements

Statement of assets and liabilities at June 30, 2020	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $112,238,892)	$143,329,030
Affiliated issuers (cost: $22,901,376)	22,527,035	$165,856,065
Cash		25,975
Cash denominated in currencies other than U.S. dollars (cost: $3,628)		3,616
Receivables for:
Sales of investments	8,363,491
Sales of fund’s shares	193,990
Dividends and interest	449,540
Variation margin on futures contracts	10,386
Other	561	9,017,968
		174,903,624
Liabilities:
Payables for:
Purchases of investments	13,862,500
Repurchases of fund’s shares	131,093
Investment advisory services	28,680
Services provided by related parties	38,137
Trustees’ deferred compensation	4,555
Variation margin on futures contracts	6,342
Variation margin on swap contracts	1,841
Other	4,890	14,078,038
Net assets at June 30, 2020		$160,825,586

Net assets consist of:
Capital paid in on shares of beneficial interest		$126,273,961
Total distributable earnings		34,551,625
Net assets at June 30, 2020		$160,825,586

See notes to financial statements.

10	American Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,785,474 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$77,336,753	2,779,838		$27.82
Class C	10,063,156	364,205		27.63
Class T	11	—	*	27.82
Class F-1	5,047,640	181,607		27.79
Class F-2	16,630,373	598,256		27.80
Class F-3	6,111,578	219,796		27.81
Class 529-A	4,374,118	157,520		27.77
Class 529-C	709,280	25,527		27.79
Class 529-E	182,270	6,567		27.75
Class 529-T	13	1		27.82
Class 529-F-1	290,696	10,479		27.74
Class R-1	125,818	4,556		27.61
Class R-2	1,126,497	40,769		27.63
Class R-2E	125,330	4,525		27.70
Class R-3	2,747,491	99,299		27.67
Class R-4	6,162,219	221,936		27.77
Class R-5E	486,963	17,520		27.79
Class R-5	1,505,417	54,053		27.85
Class R-6	27,799,963	999,020		27.83

*	Amount less than one thousand.

See notes to financial statements.

American Balanced Fund	11

Statement of operations for the six months ended June 30, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22,977; also includes $69,994 from affiliates)	$1,295,241
Interest (net of non-U.S. taxes of $2; also includes $605 from affiliates)	666,245	$1,961,486
Fees and expenses*:
Investment advisory services	168,835
Distribution services	177,032
Transfer agent services	52,644
Administrative services	23,178
Reports to shareholders	2,111
Registration statement and prospectus	3,625
Trustees’ compensation	388
Auditing and legal	173
Custodian	726
Other	1,806	430,518
Net investment income		1,530,968

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,240,650
Affiliated issuers	(153,184)
Futures contracts	242,507
Swap contracts	(76,936)
Currency transactions	(3,549)	3,249,488
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $17):
Unaffiliated issuers	(6,370,765)
Affiliated issuers	(425,143)
Futures contracts	14,347
Swap contracts	(3,690)
Currency translations	257	(6,784,994)
Net realized gain and unrealized depreciation		(3,535,506)
Net decrease in net assets resulting from operations		$(2,004,538)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

12	American Balanced Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$1,530,968	$2,893,312
Net realized gain	3,249,488	3,588,157
Net unrealized (depreciation) appreciation	(6,784,994)	18,735,804
Net (decrease) increase in net assets resulting from operations	(2,004,538)	25,217,273

Distributions paid to shareholders	(2,000,290)	(6,209,984)

Net capital share transactions	4,102,434	14,404,545

Total increase in net assets	97,606	33,411,834

Net assets:
Beginning of period	160,727,980	127,316,146
End of period	$160,825,586	$160,727,980

*	Unaudited.

See notes to financial statements.

American Balanced Fund	13

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	American Balanced Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

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3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

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When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in

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fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

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The following tables present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$18,229,074	$1,030,172	$—	$19,259,246
Health care	14,071,436	1,032,432	—	15,103,868
Financials	8,991,931	400,028	—	9,391,959
Consumer staples	6,997,938	2,086,588	—	9,084,526
Communication services	8,820,312	—	—	8,820,312
Consumer discretionary	6,240,654	300,905	—	6,541,559
Industrials	6,227,748	90,585	—	6,318,333
Real estate	4,569,143	108,711	—	4,677,854
Materials	3,547,205	778,874	—	4,326,079
Energy	2,904,380	—	—	2,904,380
Utilities	1,763,470	657,815	—	2,421,285
Preferred securities	—	78,374	—	78,374
Rights & warrants	1,270	—	—	1,270
Convertible stocks	411,716	—	—	411,716
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	23,635,441	—	23,635,441
Mortgage-backed obligations	—	16,130,263	—	16,130,263
U.S. Treasury bonds & notes	—	12,982,877	—	12,982,877
Asset-backed obligations	—	1,670,637	—	1,670,637
Municipals	—	552,788	—	552,788
Bonds & notes of governments & government agencies outside the U.S.	—	463,577	—	463,577
Federal agency bonds & notes	—	35,431	—	35,431
Short-term securities	21,044,290	—	—	21,044,290
Total	$103,820,567	$62,035,498	$—	$165,856,065

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$28,161	$—	$—	$28,161
Liabilities:
Unrealized depreciation on futures contracts	(27,165)	—	—	(27,165)
Unrealized depreciation on credit default swaps	—	(23,870)	—	(23,870)
Total	$996	$(23,870)	$—	$(22,874)

*	Futures contracts and credit default swaps are not included in the investment portfolio.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to

20	American Balanced Fund

reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced

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number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

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Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $20,451,375,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the

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increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. As of June 30, 2020, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $4,078,380,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities.

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The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,612,400,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$28,161	Unrealized depreciation*	$27,165
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	23,870
			$28,161		$51,035

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$242,507	Net unrealized appreciation on futures contracts	$14,347
Swap	Interest	Net realized loss on swap contracts	(104,129)	Net unrealized appreciation on swap contracts	20,180
Swap	Credit	Net realized gain on swap contracts	27,193	Net unrealized depreciation on swap contracts	(23,870)
			$165,571		$10,657

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the

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fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

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The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$143,070
Undistributed long-term capital gains	786,244

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$34,330,100
Gross unrealized depreciation on investments	(3,781,399)
Net unrealized appreciation on investments	30,548,701
Cost of investments	135,274,646

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020						Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$574,632		$378,651		$953,283		$1,421,590		$1,570,339		$2,991,929
Class C	39,631		49,797		89,428		120,312		211,991		332,303
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	37,910		24,957		62,867		100,019		112,406		212,425
Class F-2	138,602		81,055		219,657		311,241		322,170		633,411
Class F-3	53,520		29,648		83,168		110,841		111,345		222,186
Class 529-A	31,879		21,477		53,356		80,134		90,751		170,885
Class 529-C	2,599		3,479		6,078		8,558		15,558		24,116
Class 529-E	1,129		894		2,023		2,987		3,808		6,795
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,458		1,427		3,885		5,418		5,725		11,143
Class R-1	494		623		1,117		1,457		2,596		4,053
Class R-2	4,281		5,563		9,844		14,328		25,322		39,650
Class R-2E	642		611		1,253		1,601		2,387		3,988
Class R-3	16,504		13,589		30,093		49,279		63,288		112,567
Class R-4	45,610		30,172		75,782		119,827		133,072		252,899
Class R-5E	4,050		2,380		6,430		7,653		8,861		16,514
Class R-5	13,330		7,375		20,705		39,845		37,083		76,928
Class R-6	246,439		134,882		381,321		557,417		540,775		1,098,192
Total	$1,213,710		$786,580		$2,000,290		$2,952,507		$3,257,477		$6,209,984

*	Amount less than one thousand.

American Balanced Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.202% on such assets in excess of $144 billion. For the six months ended June 30, 2020, the investment advisory services fee was $168,835,000, which was equivalent to an annualized rate of 0.219% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual

28	American Balanced Fund

expense limits are not exceeded. As of June 30, 2020, unreimbursed expenses subject to reimbursement totaled $18,067,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Balanced Fund	29

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$ 93,068	$27,336		$11,168		Not applicable
Class C	49,034	3,592		1,478		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	6,449	3,132		779		Not applicable
Class F-2	Not applicable	8,643		2,341		Not applicable
Class F-3	Not applicable	164		846		Not applicable
Class 529-A	5,025	1,401		636		$1,319
Class 529-C	3,430	233		105		217
Class 529-E	432	30		26		55
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	92		42		87
Class R-1	611	55		18		Not applicable
Class R-2	4,184	1,915		167		Not applicable
Class R-2E	352	119		18		Not applicable
Class R-3	6,890	2,088		413		Not applicable
Class R-4	7,557	3,034		907		Not applicable
Class R-5E	Not applicable	345		70		Not applicable
Class R-5	Not applicable	377		223		Not applicable
Class R-6	Not applicable	88		3,941		Not applicable
Total class-specific expenses	$177,032	$52,644		$23,178		$1,678

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $388,000 in the fund’s statement of operations reflects $383,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

30	American Balanced Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,425,385,000 and $1,549,845,000, respectively, which generated $109,912,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

American Balanced Fund	31

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$6,213,699	228,143	$941,201		35,618	$(5,439,173)	(204,639)	$1,715,727	59,122
Class C	1,015,193	37,302	88,331		3,316	(1,140,869)	(42,919)	(37,345)	(2,301)
Class T	—	—	—		—	—	—	—	—
Class F-1	537,604	19,725	61,611		2,336	(905,196)	(33,469)	(305,981)	(11,408)
Class F-2	3,126,010	115,277	211,265		8,017	(2,366,096)	(89,140)	971,179	34,154
Class F-3	1,196,941	43,820	82,451		3,131	(637,254)	(23,960)	642,138	22,991
Class 529-A	325,873	11,861	53,333		2,021	(341,834)	(12,568)	37,372	1,314
Class 529-C	62,317	2,271	6,076		227	(96,118)	(3,507)	(27,725)	(1,009)
Class 529-E	15,277	558	2,021		76	(16,603)	(615)	695	19
Class 529-T	—	—	—	†	1	—	—	— †	1
Class 529-F-1	34,219	1,241	3,882		148	(26,768)	(988)	11,333	401
Class R-1	21,083	764	1,114		42	(19,181)	(718)	3,016	88
Class R-2	138,025	5,098	9,832		369	(209,222)	(7,805)	(61,365)	(2,338)
Class R-2E	22,960	846	1,253		48	(15,128)	(569)	9,085	325
Class R-3	294,900	10,852	30,059		1,138	(518,745)	(19,271)	(193,786)	(7,281)
Class R-4	523,066	18,890	75,763		2,873	(666,412)	(24,761)	(67,583)	(2,998)
Class R-5E	86,600	3,135	6,429		244	(54,141)	(2,021)	38,888	1,358
Class R-5	152,711	5,589	20,662		784	(273,309)	(10,019)	(99,936)	(3,646)
Class R-6	3,031,160	110,461	381,191		14,475	(1,945,629)	(72,661)	1,466,722	52,275
Total net increase (decrease)	$16,797,638	615,833	$1,976,474		74,864	$(14,671,678)	(549,630)	$4,102,434	141,067

32	American Balanced Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$10,133,745	372,643	$2,954,719	106,208		$(7,457,616)	(274,059)	$5,630,848	204,792
Class C	2,016,915	74,788	328,299	11,836		(1,839,708)	(68,223)	505,506	18,401
Class T	—	—	—	—		—	—	—	—
Class F-1	1,038,230	38,518	208,419	7,498		(1,028,821)	(37,867)	217,828	8,149
Class F-2	5,119,171	188,756	607,935	21,864		(2,763,178)	(101,924)	2,963,928	108,696
Class F-3	2,124,796	78,419	220,317	7,921		(713,679)	(26,176)	1,631,434	60,164
Class 529-A	681,657	25,100	170,816	6,151		(685,806)	(25,220)	166,667	6,031
Class 529-C	133,148	4,913	24,111	865		(225,472)	(8,314)	(68,213)	(2,536)
Class 529-E	26,839	989	6,791	245		(36,569)	(1,352)	(2,939)	(118)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	82,638	3,029	11,134	401		(39,592)	(1,453)	54,180	1,977
Class R-1	31,507	1,168	4,045	146		(34,984)	(1,305)	568	9
Class R-2	260,911	9,691	39,625	1,429		(348,551)	(12,937)	(48,015)	(1,817)
Class R-2E	55,186	2,050	3,988	143		(27,831)	(1,027)	31,343	1,166
Class R-3	572,695	21,260	112,484	4,063		(1,065,993)	(39,540)	(380,814)	(14,217)
Class R-4	921,403	34,211	252,846	9,107		(1,257,717)	(46,397)	(83,468)	(3,079)
Class R-5E	327,920	12,072	16,513	592		(88,631)	(3,243)	255,802	9,421
Class R-5	342,581	12,619	76,809	2,765		(829,778)	(30,267)	(410,388)	(14,883)
Class R-6	5,675,495	209,243	1,098,151	39,492		(2,833,369)	(103,797)	3,940,277	144,938
Total net increase (decrease)	$29,544,837	1,089,469	$6,137,003	220,726		$(21,277,295)	(783,101)	$14,404,545	527,094

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $106,541,171,000 and $108,919,071,000, respectively, during the six months ended June 30, 2020.

American Balanced Fund	33

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[4,5]	$28.50	$.27	$(.60)	$(.33)
12/31/2019	24.90	.54	4.21	4.75
12/31/2018	27.15	.53	(1.24)	(.71)
12/31/2017	24.81	.48	3.33	3.81
12/31/2016	23.83	.41	1.62	2.03
12/31/2015	24.75	.42	— [8]	.42
Class C:
6/30/2020[4,5]	28.30	.16	(.58)	(.42)
12/31/2019	24.74	.33	4.17	4.50
12/31/2018	26.98	.31	(1.22)	(.91)
12/31/2017	24.66	.26	3.32	3.58
12/31/2016	23.71	.21	1.60	1.81
12/31/2015	24.63	.22	.01	.23
Class T:
6/30/2020[4,5]	28.50	.30	(.60)	(.30)
12/31/2019	24.90	.60	4.21	4.81
12/31/2018	27.15	.59	(1.24)	(.65)
12/31/2017[4,11]	25.77	.41	2.38	2.79
Class F-1:
6/30/2020[4,5]	28.47	.26	(.60)	(.34)
12/31/2019	24.88	.52	4.20	4.72
12/31/2018	27.13	.51	(1.24)	(.73)
12/31/2017	24.79	.45	3.33	3.78
12/31/2016	23.82	.39	1.61	2.00
12/31/2015	24.74	.40	.01	.41
Class F-2:
6/30/2020[4,5]	28.48	.30	(.60)	(.30)
12/31/2019	24.88	.59	4.21	4.80
12/31/2018	27.13	.58	(1.24)	(.66)
12/31/2017	24.79	.53	3.32	3.85
12/31/2016	23.82	.46	1.61	2.07
12/31/2015	24.74	.47	— [8]	.47
Class F-3:
6/30/2020[4,5]	28.49	.31	(.60)	(.29)
12/31/2019	24.89	.62	4.21	4.83
12/31/2018	27.14	.61	(1.24)	(.63)
12/31/2017[4,12]	25.38	.53	2.77	3.30

34	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.20)	$(.15)	$(.35)	$27.82	(1.10)%[6]	$77,337		.58%[7]		1.96%[7]
(.55)	(.60)	(1.15)	28.50	19.20	77,537		.58		1.98
(.52)	(1.02)	(1.54)	24.90	(2.71)	62,648		.57		1.94
(.49)	(.98)	(1.47)	27.15	15.47	63,563		.57		1.80
(.44)	(.61)	(1.05)	24.81	8.62	55,379		.59		1.67
(.40)	(.94)	(1.34)	23.83	1.72	49,215		.58		1.69

(.10)	(.15)	(.25)	27.63	(1.46)[6]	10,063		1.33	[7]	1.21	[7]
(.34)	(.60)	(.94)	28.30	18.27	10,372		1.34		1.22
(.31)	(1.02)	(1.33)	24.74	(3.45)	8,611		1.36		1.15
(.28)	(.98)	(1.26)	26.98	14.58	8,816		1.37		1.01
(.25)	(.61)	(.86)	24.66	7.70	7,767		1.38		.88
(.21)	(.94)	(1.15)	23.71	.93	6,173		1.38		.90

(.23)	(.15)	(.38)	27.82	(.96)[6,9]	—	[10]	.33	[7,9]	2.21	[7,9]
(.61)	(.60)	(1.21)	28.50	19.48 [9]	—	[10]	.33	[9]	2.22	[9]
(.58)	(1.02)	(1.60)	24.90	(2.49)[9]	—	[10]	.35	[9]	2.16	[9]
(.43)	(.98)	(1.41)	27.15	10.91 [6,9]	—	[10]	.36	[7,9]	2.08	[7,9]

(.19)	(.15)	(.34)	27.79	(1.12)[6]	5,048		.63	[7]	1.91	[7]
(.53)	(.60)	(1.13)	28.47	19.10	5,496		.64		1.92
(.50)	(1.02)	(1.52)	24.88	(2.78)	4,599		.64		1.86
(.46)	(.98)	(1.44)	27.13	15.40	4,957		.65		1.72
(.42)	(.61)	(1.03)	24.79	8.50	4,091		.66		1.60
(.39)	(.94)	(1.33)	23.82	1.67	3,367		.65		1.63

(.23)	(.15)	(.38)	27.80	(.99)[6]	16,630		.37	[7]	2.17	[7]
(.60)	(.60)	(1.20)	28.48	19.45	16,065		.38		2.18
(.57)	(1.02)	(1.59)	24.88	(2.52)	11,332		.38		2.14
(.53)	(.98)	(1.51)	27.13	15.69	8,714		.39		1.99
(.49)	(.61)	(1.10)	24.79	8.80	5,703		.39		1.88
(.45)	(.94)	(1.39)	23.82	1.92	2,634		.39		1.89

(.24)	(.15)	(.39)	27.81	(.93)[6]	6,112		.26	[7]	2.28	[7]
(.63)	(.60)	(1.23)	28.49	19.56	5,606		.27		2.29
(.60)	(1.02)	(1.62)	24.89	(2.43)	3,401		.29		2.24
(.56)	(.98)	(1.54)	27.14	13.17 [6]	2,361		.29	[7]	2.11	[7]

See end of table for footnotes.

American Balanced Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[4,5]	$28.45	$.26	$(.60)	$(.34)
12/31/2019	24.86	.52	4.20	4.72
12/31/2018	27.11	.50	(1.23)	(.73)
12/31/2017	24.77	.46	3.33	3.79
12/31/2016	23.80	.39	1.61	2.00
12/31/2015	24.72	.39	.01	.40
Class 529-C:
6/30/2020[4,5]	28.46	.16	(.59)	(.43)
12/31/2019	24.86	.32	4.20	4.52
12/31/2018	27.11	.30	(1.24)	(.94)
12/31/2017	24.75	.25	3.33	3.58
12/31/2016	23.79	.20	1.60	1.80
12/31/2015	24.70	.20	.02	.22
Class 529-E:
6/30/2020[4,5]	28.43	.23	(.60)	(.37)
12/31/2019	24.84	.46	4.20	4.66
12/31/2018	27.09	.44	(1.23)	(.79)
12/31/2017	24.76	.39	3.32	3.71
12/31/2016	23.79	.33	1.61	1.94
12/31/2015	24.71	.33	.01	.34
Class 529-T:
6/30/2020[4,5]	28.50	.29	(.59)	(.30)
12/31/2019	24.90	.59	4.20	4.79
12/31/2018	27.15	.57	(1.23)	(.66)
12/31/2017[4,11]	25.77	.40	2.38	2.78
Class 529-F-1:
6/30/2020[4,5]	28.42	.29	(.59)	(.30)
12/31/2019	24.84	.59	4.18	4.77
12/31/2018	27.09	.57	(1.23)	(.66)
12/31/2017	24.75	.52	3.33	3.85
12/31/2016	23.78	.44	1.62	2.06
12/31/2015	24.71	.45	(.01)	.44
Class R-1:
6/30/2020[4,5]	28.28	.16	(.58)	(.42)
12/31/2019	24.72	.32	4.17	4.49
12/31/2018	26.97	.30	(1.23)	(.93)
12/31/2017	24.64	.26	3.32	3.58
12/31/2016	23.68	.22	1.60	1.82
12/31/2015	24.61	.22	(.01)	.21

36	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.19)	$(.15)	$(.34)	$27.77	(1.12)%[6]	$4,374		.62%[7]		1.92%[7]
(.53)	(.60)	(1.13)	28.45	19.11	4,444		.64		1.92
(.50)	(1.02)	(1.52)	24.86	(2.78)	3,733		.65		1.86
(.47)	(.98)	(1.45)	27.11	15.42	3,857		.65		1.73
(.42)	(.61)	(1.03)	24.77	8.50	3,115		.67		1.59
(.38)	(.94)	(1.32)	23.80	1.63	2,861		.68		1.60

(.09)	(.15)	(.24)	27.79	(1.48)[6]	709		1.37	[7]	1.17	[7]
(.32)	(.60)	(.92)	28.46	18.27	755		1.38		1.17
(.29)	(1.02)	(1.31)	24.86	(3.53)	723		1.40		1.10
(.24)	(.98)	(1.22)	27.11	14.55	822		1.42		.96
(.23)	(.61)	(.84)	24.75	7.63	975		1.44		.82
(.19)	(.94)	(1.13)	23.79	.88	905		1.45		.83

(.16)	(.15)	(.31)	27.75	(1.24)[6]	182		.84	[7]	1.69	[7]
(.47)	(.60)	(1.07)	28.43	18.86	186		.86		1.69
(.44)	(1.02)	(1.46)	24.84	(3.02)	165		.88		1.63
(.40)	(.98)	(1.38)	27.09	15.11	175		.89		1.49
(.36)	(.61)	(.97)	24.76	8.24	153		.91		1.35
(.32)	(.94)	(1.26)	23.79	1.38	142		.92		1.36

(.23)	(.15)	(.38)	27.82	(.99)[6,9]	—	[10]	.38	[7,9]	2.16	[7,9]
(.59)	(.60)	(1.19)	28.50	19.41 [9]	—	[10]	.39	[9]	2.16	[9]
(.57)	(1.02)	(1.59)	24.90	(2.55)[9]	—	[10]	.41	[9]	2.09	[9]
(.42)	(.98)	(1.40)	27.15	10.88 [6,9]	—	[10]	.41	[7,9]	2.03	[7,9]

(.23)	(.15)	(.38)	27.74	(1.00)[6]	291		.39	[7]	2.15	[7]
(.59)	(.60)	(1.19)	28.42	19.38	286		.40		2.16
(.57)	(1.02)	(1.59)	24.84	(2.56)	201		.41		2.10
(.53)	(.98)	(1.51)	27.09	15.68	178		.42		1.95
(.48)	(.61)	(1.09)	24.75	8.75	135		.44		1.82
(.43)	(.94)	(1.37)	23.78	1.82	117		.46		1.82

(.10)	(.15)	(.25)	27.61	(1.47)[6]	126		1.34	[7]	1.20	[7]
(.33)	(.60)	(.93)	28.28	18.26	126		1.36		1.20
(.30)	(1.02)	(1.32)	24.72	(3.48)	110		1.37		1.13
(.27)	(.98)	(1.25)	26.97	14.56	134		1.37		.99
(.25)	(.61)	(.86)	24.64	7.75	154		1.38		.89
(.20)	(.94)	(1.14)	23.68	.88	151		1.38		.90

See end of table for footnotes.

American Balanced Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[4,5]	$28.30	$.16	$(.58)	$(.42)
12/31/2019	24.73	.32	4.18	4.50
12/31/2018	26.98	.31	(1.24)	(.93)
12/31/2017	24.66	.26	3.31	3.57
12/31/2016	23.70	.22	1.60	1.82
12/31/2015	24.62	.23	.01	.24
Class R-2E:
6/30/2020[4,5]	28.37	.20	(.58)	(.38)
12/31/2019	24.80	.40	4.19	4.59
12/31/2018	27.05	.39	(1.23)	(.84)
12/31/2017	24.74	.35	3.31	3.66
12/31/2016	23.77	.29	1.62	1.91
12/31/2015	24.75	.29	.10	.39
Class R-3:
6/30/2020[4,5]	28.34	.22	(.59)	(.37)
12/31/2019	24.77	.44	4.18	4.62
12/31/2018	27.01	.43	(1.23)	(.80)
12/31/2017	24.69	.38	3.31	3.69
12/31/2016	23.72	.32	1.62	1.94
12/31/2015	24.65	.33	(.01)	.32
Class R-4:
6/30/2020[4,5]	28.44	.26	(.58)	(.32)
12/31/2019	24.85	.53	4.19	4.72
12/31/2018	27.10	.51	(1.24)	(.73)
12/31/2017	24.76	.46	3.33	3.79
12/31/2016	23.80	.40	1.60	2.00
12/31/2015	24.72	.41	— [8]	.41
Class R-5E:
6/30/2020[4,5]	28.47	.29	(.60)	(.31)
12/31/2019	24.88	.58	4.20	4.78
12/31/2018	27.12	.60	(1.27)	(.67)
12/31/2017	24.78	.52	3.33	3.85
12/31/2016	23.82	.48	1.56	2.04
12/31/2015[4,13]	25.09	.05	(.36)	(.31)
Class R-5:
6/30/2020[4,5]	28.53	.30	(.59)	(.29)
12/31/2019	24.93	.61	4.20	4.81
12/31/2018	27.18	.59	(1.23)	(.64)
12/31/2017	24.83	.54	3.34	3.88
12/31/2016	23.85	.47	1.62	2.09
12/31/2015	24.77	.48	— [8]	.48

38	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.10)	$(.15)	$(.25)	$27.63	(1.48)%[6]	$1,127		1.35%[7]		1.19%[7]
(.33)	(.60)	(.93)	28.30	18.25	1,220		1.36		1.20
(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111		1.37		1.13
(.27)	(.98)	(1.25)	26.98	14.58	1,255		1.37		1.00
(.25)	(.61)	(.86)	24.66	7.74	1,241		1.37		.89
(.22)	(.94)	(1.16)	23.70	.97	1,220		1.32		.95

(.14)	(.15)	(.29)	27.70	(1.32)[6]	125		1.06	[7]	1.48	[7]
(.42)	(.60)	(1.02)	28.37	18.60	119		1.07		1.49
(.39)	(1.02)	(1.41)	24.80	(3.20)	75		1.08		1.44
(.37)	(.98)	(1.35)	27.05	14.89	57		1.08		1.32
(.33)	(.61)	(.94)	24.74	8.10	17		1.08		1.18
(.43)	(.94)	(1.37)	23.77	1.60	2		.96		1.22

(.15)	(.15)	(.30)	27.67	(1.25)[6]	2,748		.91	[7]	1.63	[7]
(.45)	(.60)	(1.05)	28.34	18.77	3,021		.92		1.64
(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992		.93		1.57
(.39)	(.98)	(1.37)	27.01	15.05	3,460		.93		1.44
(.36)	(.61)	(.97)	24.69	8.24	3,349		.93		1.33
(.31)	(.94)	(1.25)	23.72	1.34	3,170		.93		1.35

(.20)	(.15)	(.35)	27.77	(1.08)[6]	6,162		.61	[7]	1.93	[7]
(.53)	(.60)	(1.13)	28.44	19.15	6,398		.62		1.94
(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667		.63		1.87
(.47)	(.98)	(1.45)	27.10	15.44	6,353		.63		1.74
(.43)	(.61)	(1.04)	24.76	8.50	5,930		.64		1.63
(.39)	(.94)	(1.33)	23.80	1.67	4,431		.63		1.65

(.22)	(.15)	(.37)	27.79	(1.00)[6]	487		.41	[7]	2.14	[7]
(.59)	(.60)	(1.19)	28.47	19.36	460		.42		2.13
(.55)	(1.02)	(1.57)	24.88	(2.58)	168		.40		2.19
(.53)	(.98)	(1.51)	27.12	15.70	32		.41		1.93
(.47)	(.61)	(1.08)	24.78	8.65	2		.42		1.94
(.12)	(.84)	(.96)	23.82	(1.21)[6]	—	[10]	.05	[6]	.20	[6]

(.24)	(.15)	(.39)	27.85	(.96)[6]	1,505		.31	[7]	2.23	[7]
(.61)	(.60)	(1.21)	28.53	19.48	1,646		.32		2.24
(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809		.33		2.17
(.55)	(.98)	(1.53)	27.18	15.78	2,090		.33		2.04
(.50)	(.61)	(1.11)	24.83	8.88	1,986		.34		1.91
(.46)	(.94)	(1.40)	23.85	1.98	2,571		.34		1.94

See end of table for footnotes.

American Balanced Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[4,5]	$28.51	$.31	$(.60)	$(.29)
12/31/2019	24.91	.62	4.21	4.83
12/31/2018	27.16	.61	(1.24)	(.63)
12/31/2017	24.81	.56	3.33	3.89
12/31/2016	23.84	.48	1.61	2.09
12/31/2015	24.76	.49	— [8]	.49

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[14,15]	2020[4,5,6]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	42%	67%	72%	58%	48%	45%
Including mortgage dollar roll transactions	83%	104%	105%	95%	79%	82%

See notes to financial statements.

40	American Balanced Fund

Dividends and distributions
Dividends		Total				Ratio of	Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses	income
investment	(from capital	and	value, end	Total	end of period	to average	to average
income)	gains)	distributions	of period	return[2]	(in millions)	net assets[3]	net assets

$(.24)	$(.15)	$(.39)	$27.83	(.93)%[6]	$27,800	.26%[7]	2.28%[7]
(.63)	(.60)	(1.23)	28.51	19.55	26,991	.27	2.29
(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971	.28	2.23
(.56)	(.98)	(1.54)	27.16	15.84	18,238	.28	2.10
(.51)	(.61)	(1.12)	24.81	8.90	11,058	.29	1.98
(.47)	(.94)	(1.41)	23.84	2.02	7,290	.29	1.99

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Balanced Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American Balanced Fund

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$988.97	$2.87	.58%
Class A – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class C – actual return	1,000.00	985.37	6.57	1.33
Class C – assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class T – actual return	1,000.00	990.36	1.63	.33
Class T – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class F-1 – actual return	1,000.00	988.77	3.12	.63
Class F-1 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class F-2 – actual return	1,000.00	990.12	1.83	.37
Class F-2 – assumed 5% return	1,000.00	1,023.02	1.86	.37
Class F-3 – actual return	1,000.00	990.70	1.29	.26
Class F-3 – assumed 5% return	1,000.00	1,023.57	1.31	.26
Class 529-A – actual return	1,000.00	988.78	3.07	.62
Class 529-A – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class 529-C – actual return	1,000.00	985.18	6.76	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class 529-E – actual return	1,000.00	987.59	4.15	.84
Class 529-E – assumed 5% return	1,000.00	1,020.69	4.22	.84
Class 529-T – actual return	1,000.00	990.14	1.88	.38
Class 529-T – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 529-F-1 – actual return	1,000.00	990.01	1.93	.39
Class 529-F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-1 – actual return	1,000.00	985.35	6.61	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class R-2 – actual return	1,000.00	985.20	6.66	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class R-2E – actual return	1,000.00	986.84	5.24	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Class R-3 – actual return	1,000.00	987.54	4.50	.91
Class R-3 – assumed 5% return	1,000.00	1,020.34	4.57	.91
Class R-4 – actual return	1,000.00	989.20	3.02	.61
Class R-4 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class R-5E – actual return	1,000.00	989.96	2.03	.41
Class R-5E – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-5 – actual return	1,000.00	990.43	1.53	.31
Class R-5 – assumed 5% return	1,000.00	1,023.32	1.56	.31
Class R-6 – actual return	1,000.00	990.69	1.29	.26
Class R-6 – assumed 5% return	1,000.00	1,023.57	1.31	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Balanced Fund	43

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete June 30, 2020, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®

Investment portfolio

June 30, 2020

unaudited

Common stocks 55.25% Information technology 11.97%	Shares	Value (000)
Microsoft Corp.	32,395,200	$6,592,748
Broadcom Inc.	9,314,528	2,939,758
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	32,760,100	1,859,791
ASML Holding NV (New York registered) (ADR)	3,565,458	1,312,196
ASML Holding NV1	1,062,000	389,306
Intel Corp.	23,565,300	1,409,912
Visa Inc., Class A	3,233,100	624,538
KLA Corp.	2,513,011	488,730
Applied Materials, Inc.	8,073,684	488,054
Samsung Electronics Co., Ltd.1	9,418,000	417,492
VeriSign, Inc.2	1,800,000	372,294
NortonLifeLock Inc.	18,361,000	364,099
Apple Inc.	914,400	333,573
TE Connectivity Ltd.	3,425,000	279,309
Advanced Micro Devices, Inc.2	4,730,000	248,845
Analog Devices, Inc.	2,000,000	245,280
Keyence Corp.1	535,000	223,374
Paychex, Inc.	2,069,400	156,757
Mastercard Inc., Class A	518,000	153,173
Adobe Inc.2	342,800	149,224
Fiserv, Inc.2	1,242,000	121,244
Cisco Systems, Inc.	1,920,000	89,549
		19,259,246
Health care 9.39%
UnitedHealth Group Inc.	11,253,600	3,319,249
Pfizer Inc.	56,248,000	1,839,310
Johnson & Johnson	10,415,000	1,464,661
Gilead Sciences, Inc.	18,214,500	1,401,424
Cigna Corp.	7,337,917	1,376,960
Thermo Fisher Scientific Inc.	2,882,600	1,044,481
CVS Health Corp.	10,704,869	695,495
Merck & Co., Inc.	8,220,100	635,660
AstraZeneca PLC1	5,640,700	588,024
Centene Corp.2	7,430,588	472,214
Vertex Pharmaceuticals Inc.2	1,099,000	319,051
ResMed Inc.	1,635,000	313,920
Anthem, Inc.	1,164,200	306,161
Daiichi Sankyo Company, Ltd.1	3,101,000	253,248
Boston Scientific Corp.2	7,125,000	250,159
Abbott Laboratories	2,562,100	234,253
Eli Lilly and Company	1,229,000	201,777
Novartis AG1	2,200,000	191,160
Baxter International Inc.	1,197,600	103,113
Regeneron Pharmaceuticals, Inc.2	150,000	93,548
		15,103,868

American Balanced Fund — Page 1 of 43

unaudited

Common stocks (continued) Financials 5.84%	Shares	Value (000)
JPMorgan Chase & Co.	12,826,100	$1,206,423
Chubb Ltd.	6,575,850	832,634
Berkshire Hathaway Inc., Class B2	3,914,200	698,724
Berkshire Hathaway Inc., Class A2	412	110,127
BlackRock, Inc.	1,429,700	777,886
PNC Financial Services Group, Inc.	5,050,000	531,311
Truist Financial Corp.	12,384,000	465,019
Capital One Financial Corp.	6,500,000	406,835
Synchrony Financial	18,035,906	399,676
S&P Global Inc.	1,210,800	398,934
The Blackstone Group Inc., Class A	6,798,732	385,216
Aon PLC, Class A	1,995,000	384,237
Intercontinental Exchange, Inc.	4,010,600	367,371
CME Group Inc., Class A	1,703,000	276,806
RenaissanceRe Holdings Ltd.	1,320,700	225,879
Goldman Sachs Group, Inc.	1,116,685	220,679
HDFC Bank Ltd.1	14,653,000	208,873
Willis Towers Watson PLC	1,035,000	203,843
Legal & General Group PLC1	70,000,000	191,155
East West Bancorp, Inc.	4,962,913	179,856
Nasdaq, Inc.	1,494,400	178,536
Bank of America Corp.	7,500,000	178,125
Citigroup Inc.	3,400,000	173,740
Progressive Corp.	1,200,000	96,132
Marsh & McLennan Companies, Inc.	865,000	92,875
Travelers Companies, Inc.	766,788	87,452
KeyCorp	6,913,900	84,211
Arch Capital Group Ltd.2	940,000	26,931
First Republic Bank	23,335	2,473
		9,391,959
Consumer staples 5.65%
Philip Morris International Inc.	35,794,949	2,507,794
Nestlé SA1	13,270,000	1,466,006
Altria Group, Inc.	27,829,900	1,092,324
British American Tobacco PLC1	14,138,000	543,202
British American Tobacco PLC (ADR)	1,866,000	72,438
Conagra Brands, Inc.	15,256,675	536,577
Church & Dwight Co., Inc.	5,910,000	456,843
Colgate-Palmolive Company	4,000,000	293,040
General Mills, Inc.	4,309,800	265,699
Anheuser-Busch InBev SA/NV (ADR)	3,452,600	170,213
Anheuser-Busch InBev SA/NV1	1,570,000	77,380
Mondelez International, Inc.	4,709,300	240,786
Coca-Cola Company	5,235,000	233,900
Kellogg Co.	3,000,000	198,180
Coca-Cola European Partners PLC	5,193,000	196,088
Keurig Dr Pepper Inc.	6,868,400	195,063
Procter & Gamble Company	1,325,000	158,430
Estée Lauder Companies Inc., Class A	564,100	106,434
Hormel Foods Corp.	2,078,800	100,344
Constellation Brands, Inc., Class A	499,400	87,370
Costco Wholesale Corp.	285,000	86,415
		9,084,526

American Balanced Fund — Page 2 of 43

unaudited

Common stocks (continued) Communication services 5.48%	Shares	Value (000)
Comcast Corp., Class A	48,259,200	$1,881,144
Facebook, Inc., Class A2	7,671,100	1,741,877
Charter Communications, Inc., Class A2	2,352,700	1,199,971
Alphabet Inc., Class C2	584,400	826,114
Alphabet Inc., Class A2	214,100	303,604
Netflix, Inc.2	2,072,200	942,934
T-Mobile US, Inc.2	8,500,000	885,275
Activision Blizzard, Inc.	10,884,000	826,095
Verizon Communications Inc.	3,869,000	213,298
		8,820,312
Consumer discretionary 4.07%
Amazon.com, Inc.2	812,600	2,241,817
Home Depot, Inc.	6,910,000	1,731,024
Dollar General Corp.	4,357,000	830,052
General Motors Company	20,500,000	518,650
LVMH Moët Hennessy-Louis Vuitton SE1	687,000	300,905
Domino’s Pizza, Inc.	747,808	276,270
Toll Brothers, Inc.3	6,967,000	227,055
Target Corp.	1,200,000	143,916
VF Corp.	2,000,000	121,880
NIKE, Inc., Class B	992,000	97,266
Marriott International, Inc., Class A	615,000	52,724
		6,541,559
Industrials 3.93%
Lockheed Martin Corp.	3,484,500	1,271,564
Northrop Grumman Corp.	3,184,700	979,104
CSX Corp.	13,779,317	960,970
Boeing Company	2,915,800	534,466
Honeywell International Inc.	3,042,000	439,843
PACCAR Inc.	4,039,100	302,327
Johnson Controls International PLC	8,500,000	290,190
L3Harris Technologies, Inc.	1,280,000	217,178
United Parcel Service, Inc., Class B	1,750,000	194,565
TransDigm Group Inc.	408,000	180,356
Cintas Corp.	551,700	146,951
Waste Management, Inc.	1,380,000	146,156
Norfolk Southern Corp.	780,409	137,016
Raytheon Technologies Corp.	2,187,900	134,818
Caterpillar Inc.	974,659	123,294
Union Pacific Corp.	649,500	109,811
Airbus SE, non-registered shares1,2	1,273,000	90,585
Otis Worldwide Corp.	583,800	33,195
Carrier Global Corp.	1,167,600	25,944
		6,318,333
Real estate 2.91%
Crown Castle International Corp. REIT	7,340,300	1,228,399
Equinix, Inc. REIT	1,097,500	770,774
Sun Communities, Inc. REIT	4,875,178	661,464
Digital Realty Trust, Inc. REIT	3,929,911	558,480
Iron Mountain Inc. REIT3	16,346,200	426,636
American Tower Corp. REIT	1,429,000	369,454
Simon Property Group, Inc. REIT	4,569,000	312,428

American Balanced Fund — Page 3 of 43

unaudited

Common stocks (continued) Real estate (continued)	Shares	Value (000)
AGNC Investment Corp. REIT	12,850,000	$165,765
Embassy Office Parks REIT1	24,081,600	108,711
Extra Space Storage Inc. REIT	820,000	75,743
		4,677,854
Materials 2.69%
LyondellBasell Industries NV	10,682,300	702,041
Dow Inc.	11,540,600	470,395
Royal Gold, Inc.3	3,640,000	452,525
Shin-Etsu Chemical Co., Ltd.1	3,300,000	385,765
Franco-Nevada Corp. (CAD denominated)	2,436,419	340,356
Sherwin-Williams Company	543,300	313,946
Vulcan Materials Co.	2,500,000	289,625
Rio Tinto PLC1	5,000,000	281,350
Air Products and Chemicals, Inc.	1,031,500	249,066
Wheaton Precious Metals Corp.	4,921,000	216,770
Linde PLC	915,000	194,080
Eastman Chemical Company	1,986,110	138,313
Norsk Hydro ASA1,2	40,404,025	111,759
Nucor Corp.	2,500,000	103,525
Vale SA, ordinary nominative (ADR)	7,426,099	76,563
		4,326,079
Energy 1.81%
Enbridge Inc.	16,133,900	490,793
Enbridge Inc. (CAD denominated)	4,071,000	123,786
Chevron Corp.	6,432,855	574,004
Hess Corp.	7,500,000	388,575
ConocoPhillips	5,421,800	227,824
Noble Energy, Inc.3	25,000,000	224,000
Suncor Energy Inc.	12,679,346	213,782
EOG Resources, Inc.	3,675,000	186,175
Pioneer Natural Resources Company	1,400,000	136,780
Exxon Mobil Corp.	2,500,000	111,800
Murphy Oil Corp.3	8,087,138	111,602
Canadian Natural Resources, Ltd. (CAD denominated)	3,140,000	54,469
Baker Hughes Co., Class A	2,968,000	45,678
Royal Dutch Shell PLC, Class B (ADR)	496,300	15,112
		2,904,380
Utilities 1.51%
Enel SpA1	76,355,397	657,815
DTE Energy Company	3,535,000	380,012
Xcel Energy Inc.	5,838,700	364,919
American Electric Power Company, Inc.	2,982,000	237,486
AES Corp.	12,245,000	177,430
CMS Energy Corp.	2,685,941	156,913
Sempra Energy	1,113,400	130,524
Public Service Enterprise Group Inc.	2,477,000	121,769
NextEra Energy, Inc.	453,100	108,821
PG&E Corp.2	9,650,000	85,596
		2,421,285
Total common stocks (cost: $61,112,366,000)		88,849,401

American Balanced Fund — Page 4 of 43

unaudited

Preferred securities 0.05% Information technology 0.05%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares1	1,892,600	$73,910
Financials 0.00%
CoBank, ACB, Class E, noncumulative, preferred shares4	7,440	4,464
Total preferred securities (cost: $63,528,000)		78,374
Rights & warrants 0.00% Communication services 0.00%
T-Mobile US, Inc., rights, expire 20202	7,558,600	1,270
Total rights & warrants (cost: $19,038,000)		1,270
Convertible stocks 0.26% Real estate 0.12%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	130,000	193,088
Health care 0.05%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	51,300	55,077
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	285,900	29,931
		85,008
Information technology 0.05%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	66,000	73,547
Utilities 0.04%
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	781,435	37,829
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	227,600	22,244
		60,073
Total convertible stocks (cost: $347,242,000)		411,716
Bonds, notes & other debt instruments 34.49% Corporate bonds & notes 14.70% Financials 3.58%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,672
ACE INA Holdings Inc. 2.875% 2022	22,180	23,332
ACE INA Holdings Inc. 3.35% 2026	5,180	5,911
AerCap Holdings NV 6.50% 2025	7,190	7,540
Ally Financial Inc. 8.00% 2031	17,000	21,618
Ally Financial Inc. 8.00% 2031	13,000	16,804
American Express Co. 2.20% 2020	29,000	29,135
American International Group, Inc. 2.50% 2025	79,000	83,686
American International Group, Inc. 4.20% 2028	8,760	9,980
American International Group, Inc. 3.40% 2030	40,000	43,420
American International Group, Inc. 4.375% 2050	33,942	39,061
AXA SA, Series B, junior subordinated, 6.379%4,5	2,000	2,573

American Balanced Fund — Page 5 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)5	$11,409	$12,196
Bank of America Corp. 4.20% 2024	4,113	4,567
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)5	42,304	44,532
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)5	11,381	12,351
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)5	103,978	104,349
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)5	10,500	11,475
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)5	42,426	47,279
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)5	4,000	4,496
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)5	38,225	42,221
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)5	11,405	11,970
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)5	40,343	42,766
Bank of Nova Scotia 1.625% 2023	12,000	12,288
BB&T Corp. 2.625% 2022	22,500	23,213
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	40,128
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	12,834
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,297
BNP Paribas 3.50% 20234	4,225	4,475
BNP Paribas 3.80% 20244	77,000	83,459
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)4,5	10,084	10,567
BNP Paribas 3.375% 20254	61,623	66,689
BNP Paribas 4.375% 20254	5,700	6,291
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)4,5	43,100	44,084
BNP Paribas 4.375% 20264	6,350	7,014
Capital One Financial Corp. 3.20% 2025	20,000	21,429
Charles Schwab Corp. 3.45% 2026	1,616	1,821
Citigroup Inc. 2.90% 2021	620	639
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)5	4,500	4,865
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)5	85,108	91,411
Citigroup Inc. 4.60% 2026	7,017	8,018
Citigroup Inc. 3.668% 20285	3,563	3,974
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)5	34,197	36,414
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)5	113,816	117,781
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)5	36,056	42,695
Citigroup Inc. 5.316% 2041 (USD-SOFR + 4.548% on 3/26/2040)5	1,097	1,496
CME Group Inc. 3.75% 2028	25,175	30,261
Commonwealth Bank of Australia 3.35% 2024	4,075	4,473
Commonwealth Bank of Australia 3.35% 20244	3,325	3,649
Crédit Agricole SA 4.375% 20254	16,575	18,357
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)4,5	17,800	18,066
Credit Suisse AG (New York Branch) 1.00% 2023	32,450	32,642
Credit Suisse AG (New York Branch) 2.95% 2025	10,225	11,099
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,5	22,137	23,061
Credit Suisse Group AG 3.80% 2023	18,637	20,085
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)4,5	3,275	3,389
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)4,5	23,000	23,315
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)4,5	12,300	13,586
Credit Suisse Group AG 4.194% 20314,5	15,721	17,977
Danske Bank AS 2.70% 20224	22,500	23,235
Deutsche Bank AG 2.70% 2020	20,000	20,004
Deutsche Bank AG 3.15% 2021	19,525	19,621
Deutsche Bank AG 3.375% 2021	8,847	8,928
Deutsche Bank AG 4.25% 2021	24,132	24,406
Deutsche Bank AG 4.25% 2021	1,774	1,821
Deutsche Bank AG 3.30% 2022	14,871	15,223

American Balanced Fund — Page 6 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 5.00% 2022	$7,045	$7,357
Deutsche Bank AG 3.95% 2023	81,298	84,490
Deutsche Bank AG 3.70% 2024	49,658	51,969
Deutsche Bank AG 3.70% 2024	30,596	31,928
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)5	47,118	49,480
Deutsche Bank AG 4.10% 2026	21,737	23,023
Deutsche Bank AG 4.10% 2026	3,022	3,198
DNB Bank ASA 2.375% 20214	10,000	10,184
Fifth Third Bancorp 1.625% 2023	1,780	1,827
Fifth Third Bancorp 2.55% 2027	13,865	14,846
Five Corners Funding Trust II 2.85% 20304	4,000	4,130
GE Capital Funding, LLC 4.05% 20274	44,989	47,529
GE Capital Funding, LLC 4.40% 20304	85,370	88,871
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,004
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,582
Goldman Sachs Group, Inc. 3.625% 2024	3,026	3,294
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)5	32,513	35,072
Goldman Sachs Group, Inc. 3.50% 2025	12,900	14,160
Goldman Sachs Group, Inc. 3.50% 2025	3,193	3,480
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)5	10,000	11,207
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)5	5,102	5,770
Goldman Sachs Group, Inc. 2.60% 2030	14,301	14,948
Goldman Sachs Group, Inc. 3.80% 2030	25,037	28,618
Groupe BPCE SA 2.75% 20234	10,050	10,541
Groupe BPCE SA 5.70% 20234	13,830	15,481
Groupe BPCE SA 4.625% 20244	34,250	37,397
Groupe BPCE SA 5.15% 20244	54,250	60,609
Hartford Financial Services Group, Inc. 2.80% 2029	13,970	14,818
Hartford Financial Services Group, Inc. 3.60% 2049	20,000	21,271
HSBC Holdings PLC 2.65% 2022	15,000	15,467
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)5	22,500	23,316
HSBC Holdings PLC 4.25% 2024	8,000	8,615
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)5	9,400	9,753
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)5	40,000	40,444
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)5	13,000	15,026
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)5	23,750	26,379
HSBC Holdings PLC 4.95% 2030	2,550	3,059
Intesa Sanpaolo SpA 6.50% 20214	14,380	14,787
Intesa Sanpaolo SpA 3.125% 20224	61,835	63,037
Intesa Sanpaolo SpA 3.375% 20234	75,277	77,480
Intesa Sanpaolo SpA 3.25% 20244	10,000	10,224
Intesa Sanpaolo SpA 5.017% 20244	88,982	91,225
Intesa Sanpaolo SpA 5.71% 20264	12,388	13,138
Intesa Sanpaolo SpA 3.875% 20274	70,714	73,027
Intesa Sanpaolo SpA 3.875% 20284	43,538	44,990
Jefferies Financial Group Inc. 5.50% 2023	830	899
JPMorgan Chase & Co. 2.55% 2020	1,395	1,402
JPMorgan Chase & Co. 3.25% 2022	10,000	10,588
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)5	20,000	20,332
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)5	21,226	22,768
JPMorgan Chase & Co. 3.875% 2024	25,825	28,649
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)5	68,625	71,930
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)5	156,047	161,790
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)5	8,434	8,761

American Balanced Fund — Page 7 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)5	$44,766	$46,365
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)5	1,809	2,021
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)5	4,386	4,708
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.160% on 5/6/2029)5	20,000	22,987
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)5	64,937	68,730
JPMorgan Chase & Co. 3.109% 2041 (USD-SOFR + 2.46% on 4/22/2040)5	20,000	21,610
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)5	10,000	10,816
JPMorgan Chase & Co., Series Z, junior subordinated, 4.487% (3-month USD-LIBOR + 3.80% on 11/2/2020)5	35,000	33,203
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)5	25,000	26,928
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)5	12,800	13,333
Lloyds Banking Group PLC 4.05% 2023	15,000	16,325
Lloyds Banking Group PLC 4.45% 2025	12,400	14,071
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)5	22,600	23,357
Lloyds Banking Group PLC 4.375% 2028	10,025	11,640
Marsh & McLennan Companies, Inc. 3.875% 2024	10,000	11,077
Marsh & McLennan Companies, Inc. 4.375% 2029	15,000	18,096
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	7,300
Marsh & McLennan Companies, Inc. 4.90% 2049	19,999	27,247
Metropolitan Life Global Funding I 2.50% 20204	26,300	26,538
Metropolitan Life Global Funding I 1.95% 20214	15,500	15,763
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	50,000	51,922
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	50,000	53,601
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	111,080	114,856
Morgan Stanley 2.50% 2021	10,000	10,168
Morgan Stanley 3.70% 2024	1,425	1,581
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)5	59,652	62,110
Morgan Stanley 3.875% 2026	7,796	8,826
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)5	54,775	58,252
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)5	24,512	28,054
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)5	12,533	19,038
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	9,240	10,634
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.603% 20244,6	8,150	8,120
New York Life Global Funding 1.70% 20214	15,000	15,236
New York Life Global Funding 2.25% 20224	11,635	12,038
New York Life Global Funding 2.35% 20264	11,890	12,772
Nordea Bank AB 2.50% 20204	14,825	14,892
Nordea Bank AB 2.25% 20214	8,800	8,949
Northern Trust Corp. 1.95% 2030	20,000	20,604
PNC Bank 2.55% 2021	17,000	17,497
PNC Financial Services Group, Inc. 3.90% 2024	20,000	22,086
Prudential Financial, Inc. 3.50% 2024	8,300	9,195
Prudential Financial, Inc. 4.35% 2050	53,000	63,723
Rabobank Nederland 2.75% 2022	23,500	24,340
Rabobank Nederland 4.375% 2025	13,000	14,678
Royal Bank of Canada 3.20% 2021	32,825	33,611
Royal Bank of Canada 1.15% 2025	47,172	47,270
Santander Holdings USA, Inc. 4.45% 2021	25,000	26,060
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,697
Santander Holdings USA, Inc. 3.40% 2023	31,500	32,801
Santander Holdings USA, Inc. 3.50% 2024	41,975	44,176
Skandinaviska Enskilda Banken AB 1.875% 2021	23,790	24,185
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	10,355
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)4,5	7,250	7,871

American Balanced Fund — Page 8 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)4,5	$4,450	$5,003
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)4,5	10,400	11,703
Synchrony Financial 2.85% 2022	18,725	19,053
Synchrony Financial 4.25% 2024	12,479	13,131
Synchrony Financial 4.375% 2024	11,650	12,210
Toronto-Dominion Bank 2.65% 2024	7,113	7,616
Toronto-Dominion Bank 1.15% 2025	39,000	39,503
Travelers Companies, Inc. 4.00% 2047	13,520	16,660
U.S. Bancorp 2.625% 2022	16,225	16,763
U.S. Bank NA 2.85% 2023	25,000	26,426
U.S. Bank NA 3.40% 2023	43,925	47,531
UBS Group AG 4.125% 20254	28,250	32,058
UniCredit SpA 3.75% 20224	86,636	88,918
UniCredit SpA 6.572% 20224	113,370	119,813
UniCredit SpA 4.625% 20274	10,000	10,786
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)4,5	60,117	63,252
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)4,5	35,633	40,225
Unum Group 3.875% 2025	5,045	5,244
Wells Fargo & Company 4.60% 2021	25,000	25,775
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)5	32,031	32,564
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)5	151,127	157,420
Wells Fargo & Company 3.00% 2025	21,265	22,921
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)5	75,775	78,258
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)5	74,611	77,234
Wells Fargo & Company 3.00% 2026	5,000	5,464
Wells Fargo & Company 3.00% 2026	1,983	2,165
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)5	23,475	24,273
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)5	2,755	3,059
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)5	31,174	33,343
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)5	44,772	46,895
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)5	37,598	52,153
Westpac Banking Corp. 2.75% 2023	27,500	28,987
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)5	40,000	40,707
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)5	15,000	16,588
Willis North America Inc. 2.95% 2029	2,435	2,585
		5,763,783
Utilities 2.06%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20254	28,000	31,289
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20264	1,500	1,703
AEP Transmission Co. LLC 3.75% 2047	9,870	11,359
AEP Transmission Co. LLC 4.25% 2048	12,600	15,690
AEP Transmission Co. LLC 3.65% 2050	5,675	6,581
Ameren Corp. 2.50% 2024	15,430	16,370
Ameren Corp. 3.65% 2026	1,410	1,579
Ameren Corp. 3.50% 2031	3,125	3,501
Ameren Corp. 3.70% 2047	4,030	4,673
Ameren Corp. 4.50% 2049	4,475	5,865
Ameren Corp. 3.25% 2050	5,970	6,613
American Electric Power Co., Inc. 2.15% 2020	9,800	9,862
American Electric Power Co., Inc. 2.95% 2022	13,694	14,401

American Balanced Fund — Page 9 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
American Electric Power Co., Inc. 2.30% 2030	$20,575	$20,845
American Water Cap Corp. 2.80% 2030	6,325	6,903
Berkshire Hathaway Energy Co. 3.70% 20304	5,775	6,780
Berkshire Hathaway Energy Co. 4.25% 20504	2,500	3,145
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,947
CenterPoint Energy, Inc. 3.70% 2049	14,450	15,787
CMS Energy Corp. 5.05% 2022	8,215	8,664
CMS Energy Corp. 3.00% 2026	5,000	5,432
Comisión Federal de Electricidad 4.75% 20274	10,725	11,299
Commonwealth Edison Co. 4.35% 2045	8,345	10,638
Commonwealth Edison Co. 4.00% 2048	11,750	14,525
Consolidated Edison Company of New York, Inc. 3.35% 2030	375	428
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	11,108
Consolidated Edison Company of New York, Inc. 3.95% 2050	5,350	6,396
Consolidated Edison Company of New York, Inc. 4.50% 2058	19,825	25,013
Consumers Energy Co. 3.80% 2028	7,756	9,222
Consumers Energy Co. 3.25% 2046	10,635	11,927
Consumers Energy Co. 4.05% 2048	27,710	34,932
Consumers Energy Co. 3.10% 2050	30,000	33,499
Dominion Resources, Inc. 2.00% 2021	6,765	6,866
Dominion Resources, Inc. 2.75% 2022	36,516	37,418
Dominion Resources, Inc. 3.375% 2030	9,000	9,976
Dominion Resources, Inc., junior subordinated, 2.579% 20205	7,025	7,025
Dominion Resources, Inc., junior subordinated, 3.071% 20245	8,425	9,056
DTE Energy Co. 3.95% 2049	14,590	17,793
Duke Energy Carolinas, LLC 3.95% 2028	21,375	25,446
Duke Energy Carolinas, LLC 2.45% 2030	23,275	25,206
Duke Energy Carolinas, LLC 3.70% 2047	6,625	7,830
Duke Energy Corp. 3.75% 2024	9,295	10,182
Duke Energy Corp. 2.45% 2030	4,000	4,224
Duke Energy Florida, LLC 3.20% 2027	23,075	25,827
Duke Energy Florida, LLC 2.50% 2029	11,000	11,915
Duke Energy Ohio, Inc. 3.70% 2046	5,938	6,927
Duke Energy Progress, LLC 3.375% 2023	3,925	4,230
Duke Energy Progress, LLC 4.15% 2044	26,190	32,082
Duke Energy Progress, LLC 3.70% 2046	29,270	34,310
Edison International 3.125% 2022	19,270	19,862
Edison International 3.55% 2024	49,491	52,319
Edison International 4.95% 2025	675	743
Edison International 5.75% 2027	39,269	45,146
Edison International 4.125% 2028	51,100	54,072
EDP Finance BV 3.625% 20244	35,450	38,242
Electricité de France SA 2.35% 20204	4,600	4,615
Electricité de France SA 4.75% 20354	3,500	4,235
Electricité de France SA 4.875% 20384	7,025	8,307
Electricité de France SA 5.60% 2040	1,475	1,893
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)5	11,600	12,566
Emera US Finance LP 3.55% 2026	17,715	19,895
Enel Finance International SA 2.875% 20224	7,766	8,037
Enel Finance International SA 4.25% 20234	35,981	39,181
Enel Finance International SA 4.625% 20254	26,746	30,481
Enel Finance International SA 3.50% 20284	20,897	22,505
Enel Finance International SA 4.875% 20294	34,050	40,271
Enersis Américas SA 4.00% 2026	4,330	4,605

American Balanced Fund — Page 10 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 2.95% 2026	$24,040	$26,549
Entergy Corp. 2.80% 2030	8,600	9,076
Entergy Corp. 3.75% 2050	5,850	6,519
Entergy Louisiana, LLC 4.20% 2048	14,025	17,913
Eversource Energy 3.80% 2023	10,245	11,225
Eversource Energy 2.70% 2026	4,085	4,377
Exelon Corp. 3.40% 2026	2,840	3,165
Exelon Corp. 4.05% 2030	5,850	6,767
Exelon Corp. 4.70% 2050	1,125	1,436
Exelon Corp., junior subordinated, 3.497% 20225	90,158	94,141
FirstEnergy Corp. 2.05% 2025	12,750	13,182
FirstEnergy Corp. 3.90% 2027	22,690	25,703
FirstEnergy Corp. 2.25% 2030	9,845	9,887
FirstEnergy Corp. 2.65% 2030	34,201	35,764
FirstEnergy Corp. 4.85% 2047	35,180	44,637
FirstEnergy Corp. 3.40% 2050	56,880	61,045
Florida Power & Light Company 2.85% 2025	1,462	1,602
Florida Power & Light Company 3.70% 20474	1,633	1,963
Florida Power & Light Company 3.15% 2049	29,225	33,282
Georgia Power Co. 2.65% 2029	1,925	2,023
Georgia Power Co. 3.70% 2050	6,754	7,530
Interstate Power and Light Co. 2.30% 2030	525	537
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	22,002
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	23,998
Mississippi Power Co. 4.25% 2042	2,675	3,156
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	24,075
NextEra Energy Capital Holdings, Inc. 2.25% 2030	73,900	76,080
NiSource Finance Corp. 2.65% 2022	12,200	12,750
Northeast Utilities 3.15% 2025	8,845	9,616
Northern States Power Co. 4.125% 2044	18,000	22,742
Northern States Power Co. 3.60% 2046	6,750	7,899
Northern States Power Co. 2.90% 2050	11,175	12,265
NV Energy, Inc. 6.25% 2020	10,168	10,388
Oncor Electric Delivery Company LLC 2.75% 2024	33,725	36,522
Pacific Gas and Electric Co. 3.50% 20207	9,205	10,047
Pacific Gas and Electric Co. 3.25% 2021	2,210	2,417
Pacific Gas and Electric Co. 4.25% 2021	6,725	7,355
Pacific Gas and Electric Co. 1.75% 2022	90,750	91,118
Pacific Gas and Electric Co. 2.45% 20227	6,733	7,363
Pacific Gas and Electric Co. 3.75% 2024	20,000	22,227
Pacific Gas and Electric Co. 3.50% 2025	1,927	2,131
Pacific Gas and Electric Co. 2.95% 2026	20,506	22,156
Pacific Gas and Electric Co. 2.10% 2027	11,142	11,031
Pacific Gas and Electric Co. 3.30% 2027	35,123	38,085
Pacific Gas and Electric Co. 4.65% 2028	1,605	1,915
Pacific Gas and Electric Co. 2.50% 2031	119,784	117,400
Pacific Gas and Electric Co. 6.35% 20387	381	457
Pacific Gas and Electric Co. 3.30% 2040	13,726	13,390
Pacific Gas and Electric Co. 5.40% 2040	12,817	15,326
Pacific Gas and Electric Co. 3.75% 2042	15,850	16,473
Pacific Gas and Electric Co. 3.95% 2047	34,375	36,068
Pacific Gas and Electric Co. 3.50% 2050	55,500	53,717
PacifiCorp. 3.30% 2051	6,800	7,525
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	20,163

American Balanced Fund — Page 11 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp., First Mortgage Bonds, 2.70% 2030	$3,750	$4,100
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	23,334
Public Service Company of Colorado 2.25% 2022	6,000	6,166
Public Service Company of Colorado 1.90% 2031	4,000	4,085
Public Service Electric and Gas Co. 3.05% 2024	13,425	14,495
Public Service Electric and Gas Co. 3.65% 2028	8,821	10,201
Public Service Electric and Gas Co. 3.20% 2029	15,409	17,513
Public Service Electric and Gas Co. 2.45% 2030	10,985	11,846
Public Service Electric and Gas Co. 3.60% 2047	6,175	7,173
Public Service Electric and Gas Co. 3.85% 2049	17,150	21,115
Public Service Electric and Gas Co. 3.15% 2050	13,231	14,616
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,876
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,754
Public Service Enterprise Group Inc. 2.25% 2026	3,875	4,144
Puget Energy, Inc. 6.00% 2021	4,310	4,548
Puget Energy, Inc. 5.625% 2022	15,427	16,453
Puget Energy, Inc. 3.65% 2025	9,400	10,056
Puget Sound Energy, Inc. 3.25% 2049	20,250	21,778
San Diego Gas & Electric Co. 2.50% 2026	3,000	3,237
San Diego Gas & Electric Co. 6.00% 2039	1,000	1,430
San Diego Gas & Electric Co. 4.50% 2040	1,167	1,440
San Diego Gas & Electric Co. 3.75% 2047	1,167	1,351
San Diego Gas & Electric Co. 3.32% 2050	6,538	7,136
Southern California Edison Co. 2.90% 2021	22,110	22,468
Southern California Edison Co. 3.875% 2021	8,406	8,602
Southern California Edison Co. 1.845% 2022	2,763	2,766
Southern California Edison Co. 2.40% 2022	8,059	8,187
Southern California Edison Co. 3.40% 2023	23,397	25,058
Southern California Edison Co. 3.50% 2023	37,010	39,780
Southern California Edison Co. 3.70% 2025	41,714	46,176
Southern California Edison Co. 2.85% 2029	52,733	55,932
Southern California Edison Co. 4.20% 2029	34,458	40,236
Southern California Edison Co. 5.35% 2035	26,534	34,758
Southern California Edison Co. 5.75% 2035	18,942	25,751
Southern California Edison Co. 5.625% 2036	22,865	29,135
Southern California Edison Co. 5.55% 2037	11,249	14,308
Southern California Edison Co. 5.95% 2038	20,254	26,859
Southern California Edison Co. 6.05% 2039	3,336	4,505
Southern California Edison Co. 4.50% 2040	53,242	62,768
Southern California Edison Co. 4.00% 2047	56,834	65,009
Southern California Edison Co. 4.125% 2048	23,709	27,776
Southern California Edison Co. 4.875% 2049	30,939	40,073
Southern California Edison Co. 3.65% 2050	37,510	41,393
Southern California Edison Co., Series C, 3.60% 2045	12,010	13,086
Southern California Gas Company 2.55% 2030	28,423	30,660
Southern Co. 3.70% 2030	30,430	34,859
Southern Co. 4.25% 2036	6,530	7,453
Southern Co. 4.40% 2046	10,710	12,724
Virginia Electric and Power Co. 3.80% 2028	8,247	9,577
Virginia Electric and Power Co. 2.875% 2029	10,100	11,121
Virginia Electric and Power Co. 4.60% 2048	10,125	13,364
Virginia Electric and Power Co. 3.30% 2049	9,100	10,143
Wisconsin Power and Light Co. 3.65% 2050	2,050	2,404
Xcel Energy Inc. 3.35% 2026	21,405	24,023

American Balanced Fund — Page 12 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 2.60% 2029	$40,100	$43,189
Xcel Energy Inc. 3.40% 2030	11,525	13,287
		3,311,721
Energy 1.63%
Apache Corp. 4.75% 2043	12,400	9,999
Apache Corp. 4.25% 2044	22,500	16,969
Apache Corp. 5.35% 2049	5,100	4,073
Baker Hughes, a GE Co. 4.486% 2030	15,166	17,476
BP Capital Markets PLC 3.00% 2050	8,803	8,693
Canadian Natural Resources Ltd. 2.95% 2023	17,677	18,245
Canadian Natural Resources Ltd. 3.80% 2024	24	25
Canadian Natural Resources Ltd. 2.05% 2025	51,595	51,759
Canadian Natural Resources Ltd. 2.95% 2030	31,239	31,063
Canadian Natural Resources Ltd. 4.95% 2047	13,638	14,952
Cenovus Energy Inc. 3.80% 2023	20,710	19,486
Cenovus Energy Inc. 4.25% 2027	100,790	91,548
Cenovus Energy Inc. 5.25% 2037	10,000	8,655
Cenovus Energy Inc. 5.40% 2047	63,004	54,141
Cheniere Energy, Inc. 5.125% 2027	17,000	18,679
Cheniere Energy, Inc. 3.70% 20294	84,135	86,313
Chevron Corp. 1.554% 2025	3,900	4,009
Chevron Corp. 1.995% 2027	5,757	6,034
Chevron Corp. 2.236% 2030	7,449	7,808
Chevron Corp. 3.078% 2050	4,389	4,671
Concho Resources Inc. 4.30% 2028	10,000	10,991
Enbridge Energy Partners, LP 5.875% 2025	21,005	25,098
Enbridge Energy Partners, LP 5.50% 2040	15,000	18,168
Enbridge Energy Partners, LP 7.375% 2045	45,188	64,725
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	12,726
Enbridge Inc. 4.00% 2023	9,535	10,345
Enbridge Inc. 2.50% 2025	3,500	3,639
Enbridge Inc. 3.70% 2027	14,313	15,814
Enbridge Inc. 4.00% 2049	25,000	26,542
Energy Transfer Operating, LP 5.875% 2024	1,133	1,268
Energy Transfer Operating, LP 2.90% 2025	14,405	14,767
Energy Transfer Operating, LP 5.50% 2027	24,500	27,363
Energy Transfer Operating, LP 3.75% 2030	25,222	24,974
Energy Transfer Operating, LP 5.00% 2050	59,454	56,384
Energy Transfer Partners, LP 4.20% 2023	11,190	11,903
Energy Transfer Partners, LP 4.50% 2024	18,395	19,966
Energy Transfer Partners, LP 4.75% 2026	19,000	20,765
Energy Transfer Partners, LP 4.20% 2027	958	1,004
Energy Transfer Partners, LP 4.95% 2028	12,225	13,134
Energy Transfer Partners, LP 5.25% 2029	25,000	27,301
Energy Transfer Partners, LP 6.125% 2045	10,000	10,425
Energy Transfer Partners, LP 5.30% 2047	13,961	13,521
Energy Transfer Partners, LP 6.00% 2048	13,082	13,589
Energy Transfer Partners, LP 6.25% 2049	63,157	67,023
Enterprise Products Operating LLC 3.90% 2024	16,545	18,125
EOG Resources, Inc. 4.375% 2030	5,626	6,710
EOG Resources, Inc. 4.95% 2050	15,527	20,286
Equinor ASA 1.75% 2026	9,289	9,522
Equinor ASA 3.625% 2028	14,745	16,978

American Balanced Fund — Page 13 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Equinor ASA 3.25% 2049	$16,682	$17,756
Exxon Mobil Corp. 2.222% 2021	18,000	18,208
Exxon Mobil Corp. 2.019% 2024	7,090	7,408
Exxon Mobil Corp. 2.992% 2025	3,400	3,703
Exxon Mobil Corp. 2.44% 2029	11,371	12,076
Exxon Mobil Corp. 2.61% 2030	15,000	16,027
Exxon Mobil Corp. 3.452% 2051	26,224	29,241
Halliburton Company 3.80% 2025	273	296
Kinder Morgan, Inc. 4.30% 2028	15,000	17,018
Kinder Morgan, Inc. 5.30% 2034	8,205	9,552
MPLX LP 3.50% 2022	5,345	5,572
MPLX LP 4.875% 2025	20,000	22,338
MPLX LP 4.125% 2027	5,880	6,278
MPLX LP 4.50% 2038	12,500	12,511
MPLX LP 5.50% 2049	21,846	24,825
Noble Energy, Inc. 3.85% 20283	2,756	2,664
Noble Energy, Inc. 3.25% 20293	30,992	28,041
Noble Energy, Inc. 5.05% 20443	1,856	1,689
Noble Energy, Inc. 4.95% 20473	9,560	8,533
Occidental Petroleum Corp. 4.85% 2021	17,186	17,132
ONEOK, Inc. 2.20% 2025	745	732
ONEOK, Inc. 5.85% 2026	30,472	34,837
ONEOK, Inc. 3.10% 2030	2,079	1,993
ONEOK, Inc. 6.35% 2031	22,888	26,839
ONEOK, Inc. 4.95% 2047	1,005	969
ONEOK, Inc. 5.20% 2048	13,683	13,647
ONEOK, Inc. 7.15% 2051	5,989	7,298
Petróleos Mexicanos 6.875% 2026	162,463	153,878
Petróleos Mexicanos 6.50% 2027	177,755	160,689
Petróleos Mexicanos 5.35% 2028	30,000	25,264
Phillips 66 Partners LP 3.605% 2025	1,950	2,089
Phillips 66 Partners LP 3.55% 2026	3,350	3,635
Phillips 66 Partners LP 4.68% 2045	6,580	7,088
Phillips 66 Partners LP 4.90% 2046	5,510	5,975
Plains All American Pipeline, LP 3.80% 2030	6,137	6,056
Sabine Pass Liquefaction, LLC 5.625% 20235	50,000	54,723
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	56,335
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	12,070
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	14,117
Sabine Pass Liquefaction, LLC 4.50% 20304	55,240	61,113
Saudi Arabian Oil Co. 2.875% 20244	52,881	55,031
Saudi Arabian Oil Co. 3.50% 20294	119,790	129,391
Schlumberger BV 4.00% 20254	10,000	11,005
Shell International Finance BV 2.25% 2020	8,375	8,433
Statoil ASA 2.75% 2021	5,395	5,538
Statoil ASA 3.25% 2024	1,690	1,878
Statoil ASA 4.25% 2041	6,000	7,144
Suncor Energy Inc. 3.10% 2025	18,167	19,426
Sunoco Logistics Operating Partners, LP 4.00% 2027	3,300	3,383
Sunoco Logistics Operating Partners, LP 5.40% 2047	10,000	9,851
TC PipeLines, LP 4.375% 2025	6,390	6,851
Total Capital International 3.127% 2050	79,800	81,692
TOTAL SA 2.986% 2041	48,400	49,440
TOTAL SA 3.386% 2060	20,925	21,607

American Balanced Fund — Page 14 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd. 4.25% 2028	$17,075	$19,655
TransCanada PipeLines Ltd. 4.10% 2030	49,238	56,174
TransCanada PipeLines Ltd. 5.00% 2043	10,000	11,727
TransCanada PipeLines Ltd. 4.875% 2048	10,000	12,377
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)5	6,410	6,288
Transcontinental Gas Pipe Line Company, LLC 3.25% 20304	6,494	6,949
Transcontinental Gas Pipe Line Company, LLC 3.95% 20504	7,792	8,376
Valero Energy Corp. 4.00% 2029	20,000	22,269
Western Midstream Operating, LP 5.25% 2050	18,550	16,165
Williams Companies, Inc. 3.50% 2030	38,257	40,329
Williams Partners LP 4.50% 2023	6,400	7,016
Williams Partners LP 4.30% 2024	7,870	8,560
Williams Partners LP 3.90% 2025	516	565
Williams Partners LP 6.30% 2040	3,305	3,966
Williams Partners LP 5.10% 2045	2,203	2,416
Woodside Finance Ltd. 4.60% 20214	7,600	7,738
Woodside Petroleum Ltd. 3.65% 20254	12,400	13,012
		2,622,121
Consumer discretionary 1.56%
Amazon.com, Inc. 2.40% 2023	9,250	9,726
Amazon.com, Inc. 2.80% 2024	8,465	9,203
Amazon.com, Inc. 3.80% 2024	35,000	39,739
Amazon.com, Inc. 1.20% 2027	25,000	25,200
Amazon.com, Inc. 1.50% 2030	39,100	39,742
Amazon.com, Inc. 2.50% 2050	24,560	24,969
Amazon.com, Inc. 2.70% 2060	22,135	22,605
American Honda Finance Corp. 3.50% 2028	10,000	11,336
Bayerische Motoren Werke AG 3.45% 20234	43,425	46,033
Carnival Corp. 11.50% 20234	112,500	121,774
DaimlerChrysler North America Holding Corp. 2.00% 20214	22,525	22,706
DaimlerChrysler North America Holding Corp. 3.00% 20214	40,000	40,487
DaimlerChrysler North America Holding Corp. 1.75% 20234	32,000	32,244
DaimlerChrysler North America Holding Corp. 3.65% 20244	15,930	17,024
Ford Motor Credit Co. 2.343% 2020	36,275	36,116
Ford Motor Credit Co. 3.157% 2020	14,624	14,581
Ford Motor Credit Co. 3.20% 2021	8,300	8,196
Ford Motor Credit Co. 3.47% 2021	993	976
Ford Motor Credit Co. 3.813% 2021	23,321	23,089
Ford Motor Credit Co. 5.085% 2021	18,335	18,363
Ford Motor Credit Co. 2.979% 2022	13,734	13,215
Ford Motor Credit Co. 3.219% 2022	590	577
Ford Motor Credit Co. 3.339% 2022	29,703	28,877
Ford Motor Credit Co. 3.35% 2022	18,000	17,308
Ford Motor Credit Co. 5.596% 2022	17,641	17,828
Ford Motor Credit Co. 3.087% 2023	26,042	24,813
Ford Motor Credit Co. 3.096% 2023	42,618	40,549
Ford Motor Credit Co. 4.14% 2023	20,000	19,669
Ford Motor Credit Co. 4.375% 2023	5,714	5,628
Ford Motor Credit Co. 3.664% 2024	10,350	9,796
Ford Motor Credit Co. 3.81% 2024	66,242	63,861
Ford Motor Credit Co. 4.063% 2024	19,000	18,155
Ford Motor Credit Co. 5.584% 2024	16,000	16,188

American Balanced Fund — Page 15 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.687% 2025	$7,472	$7,325
Ford Motor Credit Co. 4.542% 2026	55,675	53,378
Ford Motor Credit Co. 3.815% 2027	3,000	2,739
Ford Motor Credit Co. 4.271% 2027	75,251	70,620
General Motors Co. 5.40% 2023	1,840	1,995
General Motors Co. 4.35% 2025	6,240	6,594
General Motors Co. 6.125% 2025	23,247	26,154
General Motors Co. 6.80% 2027	13,442	15,684
General Motors Co. 5.00% 2035	17,245	17,247
General Motors Co. 6.60% 2036	309	336
General Motors Co. 6.25% 2043	28,989	30,835
General Motors Co. 5.20% 2045	2,732	2,646
General Motors Co. 6.75% 2046	9,865	10,766
General Motors Co. 5.40% 2048	34,873	34,515
General Motors Co. 5.95% 2049	71,678	75,276
General Motors Financial Co. 3.70% 2020	10,000	10,053
General Motors Financial Co. 3.15% 2022	161	164
General Motors Financial Co. 3.45% 2022	30,852	31,365
General Motors Financial Co. 3.55% 2022	27,779	28,493
General Motors Financial Co. 3.25% 2023	50,308	51,422
General Motors Financial Co. 3.70% 2023	25,147	25,914
General Motors Financial Co. 5.20% 2023	33,199	35,544
General Motors Financial Co. 3.50% 2024	54,670	55,465
General Motors Financial Co. 3.95% 2024	45,284	46,870
General Motors Financial Co. 5.10% 2024	6,257	6,692
General Motors Financial Co. 2.75% 2025	11,514	11,360
General Motors Financial Co. 4.00% 2025	2,934	3,069
General Motors Financial Co. 4.30% 2025	8,175	8,524
General Motors Financial Co. 5.25% 2026	3,660	3,992
General Motors Financial Co. 4.35% 2027	11,250	11,655
Harley-Davidson, Inc. 3.35% 20254	10,000	10,231
Home Depot, Inc. 4.40% 2021	15,000	15,306
Home Depot, Inc. 3.25% 2022	20,125	21,127
Home Depot, Inc. 2.50% 2027	3,400	3,730
Home Depot, Inc. 2.95% 2029	55,005	61,810
Home Depot, Inc. 5.95% 2041	7,500	11,374
Home Depot, Inc. 4.25% 2046	6,500	8,258
Home Depot, Inc. 3.90% 2047	20,000	24,501
Hyundai Capital America 2.75% 20204	5,000	5,011
Hyundai Capital America 3.45% 20214	42,460	42,964
Hyundai Capital America 3.75% 20214	20,000	20,384
Hyundai Capital America 2.85% 20224	15,487	15,815
Hyundai Capital America 3.00% 20224	40,500	41,287
Hyundai Capital America 3.25% 20224	17,700	18,195
Hyundai Capital America 3.95% 20224	20,000	20,582
Hyundai Capital America 2.375% 20234	39,823	40,276
Hyundai Capital America 5.75% 20234	9,000	9,834
Hyundai Capital America 3.40% 20244	36,820	38,026
Hyundai Capital America 2.65% 20254	52,225	52,555
Hyundai Capital America 5.875% 20254	9,000	10,116
Hyundai Capital America 3.00% 20274	41,613	41,215
Lowe’s Companies, Inc. 3.65% 2029	22,148	25,413
Lowe’s Companies, Inc. 4.55% 2049	7,925	10,052
Magna International Inc. 2.45% 2030	21,975	22,519

American Balanced Fund — Page 16 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.80% 2028	$14,775	$17,282
NIKE, Inc. 2.75% 2027	4,000	4,394
NIKE, Inc. 2.85% 2030	18,053	20,132
NIKE, Inc. 3.25% 2040	9,844	11,115
NIKE, Inc. 3.375% 2050	7,709	8,864
Nordstrom, Inc. 4.00% 2021	6,245	6,247
Starbucks Corp. 3.50% 2050	25,000	26,389
Toyota Motor Credit Corp. 1.35% 2023	4,100	4,185
Toyota Motor Credit Corp. 2.25% 2023	14,085	14,767
Toyota Motor Credit Corp. 3.00% 2025	53,500	58,231
Toyota Motor Credit Corp. 3.05% 2028	10,800	12,096
Toyota Motor Credit Corp. 3.375% 2030	3,331	3,832
Volkswagen Group of America Finance, LLC 4.00% 20214	54,878	57,156
Volkswagen Group of America Finance, LLC 2.70% 20224	23,662	24,462
Volkswagen Group of America Finance, LLC 2.90% 20224	8,100	8,369
Volkswagen Group of America Finance, LLC 3.125% 20234	13,164	13,855
Volkswagen Group of America Finance, LLC 4.25% 20234	25,051	27,444
Volkswagen Group of America Finance, LLC 2.85% 20244	10,113	10,653
Volkswagen Group of America Finance, LLC 3.35% 20254	10,544	11,334
Volkswagen Group of America Finance, LLC 4.625% 20254	47,466	54,029
Volkswagen Group of America Finance, LLC 3.20% 20264	20,806	22,293
		2,514,975
Health care 1.29%
Abbott Laboratories 3.40% 2023	8,578	9,365
Abbott Laboratories 3.75% 2026	11,937	13,900
Abbott Laboratories 4.75% 2036	4,800	6,464
Abbott Laboratories 4.90% 2046	3,500	5,033
AbbVie Inc. 5.00% 20214	35,099	36,856
AbbVie Inc. 2.30% 20224	23,946	24,764
AbbVie Inc. 3.45% 20224	25,394	26,392
AbbVie Inc. 2.60% 20244	16,000	17,049
AbbVie Inc. 2.95% 20264	16,940	18,552
AbbVie Inc. 3.20% 20294	15,000	16,748
AbbVie Inc. 4.55% 20354	7,870	9,718
AbbVie Inc. 4.30% 2036	4,393	5,210
AbbVie Inc. 4.75% 20454	1,404	1,745
AbbVie Inc. 4.45% 2046	10,000	12,177
AmerisourceBergen Corp. 3.25% 2025	2,170	2,375
AmerisourceBergen Corp. 4.25% 2045	2,045	2,251
Amgen Inc. 2.70% 2022	10,620	10,987
Amgen Inc. 2.20% 2027	10,699	11,299
Anthem, Inc. 2.375% 2025	5,318	5,640
AstraZeneca PLC 2.375% 2022	14,720	15,247
AstraZeneca PLC 3.375% 2025	22,445	25,243
Bayer US Finance II LLC 3.875% 20234	73,322	80,489
Bayer US Finance II LLC 4.25% 20254	63,217	72,685
Bayer US Finance II LLC 4.40% 20444	13,090	14,911
Becton, Dickinson and Company 2.894% 2022	9,210	9,533
Becton, Dickinson and Company 3.363% 2024	9,725	10,491
Becton, Dickinson and Company 3.70% 2027	48,166	53,920
Becton, Dickinson and Company 2.823% 2030	9,655	10,247
Boston Scientific Corp. 3.375% 2022	20,000	20,920
Boston Scientific Corp. 3.45% 2024	11,915	12,922

American Balanced Fund — Page 17 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 1.90% 2025	$12,361	$12,810
Boston Scientific Corp. 3.85% 2025	23,140	26,053
Boston Scientific Corp. 3.75% 2026	11,685	13,279
Boston Scientific Corp. 4.00% 2029	31,345	35,884
Bristol-Myers Squibb Co. 2.90% 20244	3,315	3,590
Bristol-Myers Squibb Co. 3.875% 20254	15,310	17,428
Bristol-Myers Squibb Co. 3.20% 20264	22,543	25,319
Centene Corp. 5.375% 20264	50	52
Centene Corp. 4.25% 2027	69,435	71,811
Centene Corp. 4.625% 2029	90,490	96,034
Centene Corp. 3.375% 2030	49,623	50,182
Children’s Hospital Corp. 2.585% 2050	5,000	5,072
Cigna Corp. 3.40% 2021	13,920	14,394
Cigna Corp. 3.75% 2023	10,045	10,912
Cigna Corp. 4.375% 2028	16,800	19,895
Cigna Corp. 4.80% 2038	29,085	36,912
CVS Health Corp. 3.35% 2021	3,035	3,095
CVS Health Corp. 3.70% 2023	7,790	8,373
CVS Health Corp. 4.30% 2028	10,305	12,055
Eli Lilly and Co. 3.375% 2029	24,265	28,094
GlaxoSmithKline PLC 3.625% 2025	12,165	13,739
GlaxoSmithKline PLC 3.875% 2028	1,838	2,165
GlaxoSmithKline PLC 3.375% 2029	28,162	32,427
Humana Inc. 3.15% 2022	20,000	20,976
Medtronic, Inc. 3.50% 2025	10,013	11,297
Merck & Co., Inc. 2.90% 2024	24,172	26,151
Mylan Laboratories Inc. 3.15% 2021	18,347	18,732
Mylan Laboratories Inc. 4.20% 2023	13,930	15,230
New York University Hospital Center 3.38% 2055	11,083	10,755
Novartis Capital Corp. 1.75% 2025	20,638	21,596
Novartis Capital Corp. 2.00% 2027	15,842	16,804
Partners HealthCare System, Inc. 3.192% 2049	20,800	22,184
Pfizer Inc. 2.95% 2024	14,095	15,259
Pfizer Inc. 3.45% 2029	24,000	28,059
Quest Diagnostics, Inc. 2.80% 2031	25,000	26,262
Roche Holdings, Inc. 1.75% 20224	18,330	18,771
Shire PLC 2.40% 2021	15,349	15,659
Shire PLC 2.875% 2023	26,500	28,085
Shire PLC 3.20% 2026	30,903	34,306
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	63,195	70,313
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	4,864	6,004
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	40,967	40,638
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	16,772	16,962
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	16,952	17,099
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	15,000	15,083
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	60,430
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	150,483
Teva Pharmaceutical Finance Co. BV 3.15% 2026	107,999	96,835
Thermo Fisher Scientific Inc. 4.15% 2024	5,840	6,484
Thermo Fisher Scientific Inc. 4.497% 2030	3,075	3,808
UnitedHealth Group Inc. 1.25% 2026	16,694	17,017
UnitedHealth Group Inc. 2.00% 2030	20,000	20,961
UnitedHealth Group Inc. 4.45% 2048	11,500	15,090
Upjohn Inc. 1.125% 20224	10,096	10,155

American Balanced Fund — Page 18 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Upjohn Inc. 1.65% 20254	$11,169	$11,400
Upjohn Inc. 2.30% 20274	8,756	9,054
Upjohn Inc. 2.70% 20304	24,380	25,102
Upjohn Inc. 3.85% 20404	6,587	7,089
Upjohn Inc. 4.00% 20504	14,501	15,590
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,638
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,274
		2,069,343
Consumer staples 1.05%
Altria Group, Inc. 2.35% 2025	11,337	11,942
Altria Group, Inc. 4.40% 2026	27,114	31,209
Altria Group, Inc. 4.80% 2029	14,173	16,533
Altria Group, Inc. 3.40% 2030	6,814	7,345
Altria Group, Inc. 9.95% 2038	13,500	20,951
Altria Group, Inc. 5.80% 2039	34,980	43,665
Altria Group, Inc. 4.50% 2043	5,466	5,889
Altria Group, Inc. 5.95% 2049	66,978	87,951
Altria Group, Inc. 4.45% 2050	8,842	9,709
Anheuser-Busch Company / InBev Worldwide 4.70% 2036	6,725	7,937
Anheuser-Busch Company / InBev Worldwide 4.90% 2046	10,000	12,269
Anheuser-Busch InBev NV 3.70% 2024	7,687	8,452
Anheuser-Busch InBev NV 4.15% 2025	23,036	26,156
Anheuser-Busch InBev NV 4.00% 2028	69,467	80,210
Anheuser-Busch InBev NV 3.50% 2030	24,455	27,548
Anheuser-Busch InBev NV 5.45% 2039	34,000	42,999
Anheuser-Busch InBev NV 4.35% 2040	20,000	22,853
Anheuser-Busch InBev NV 4.60% 2048	5,000	5,847
Anheuser-Busch InBev NV 5.55% 2049	21,181	28,397
Anheuser-Busch InBev NV 4.50% 2050	20,000	23,952
British American Tobacco International Finance PLC 3.95% 20254	16,500	18,210
British American Tobacco PLC 3.222% 2024	22,000	23,587
British American Tobacco PLC 3.215% 2026	21,600	23,225
British American Tobacco PLC 3.557% 2027	26,020	28,171
British American Tobacco PLC 4.70% 2027	11,661	13,345
British American Tobacco PLC 4.906% 2030	20,000	23,531
British American Tobacco PLC 4.39% 2037	54,145	59,132
British American Tobacco PLC 4.54% 2047	96,190	104,870
British American Tobacco PLC 4.758% 2049	74,791	83,286
Conagra Brands, Inc. 4.30% 2024	12,355	13,671
Conagra Brands, Inc. 5.30% 2038	16,500	21,571
Conagra Brands, Inc. 5.40% 2048	5,947	8,222
Constellation Brands, Inc. 2.65% 2022	27,175	28,357
Constellation Brands, Inc. 2.70% 2022	2,905	3,014
Constellation Brands, Inc. 3.60% 2028	10,000	11,085
Constellation Brands, Inc. 2.875% 2030	10,361	11,003
Constellation Brands, Inc. 4.50% 2047	3,465	4,129
Constellation Brands, Inc. 3.75% 2050	5,254	5,738
Costco Wholesale Corp. 2.75% 2024	40,000	43,434
Costco Wholesale Corp. 1.375% 2027	28,694	29,363
Imperial Tobacco Finance PLC 3.50% 20234	17,000	17,651
Keurig Dr Pepper Inc. 4.417% 2025	20,000	23,076
Keurig Dr Pepper Inc. 4.597% 2028	13,096	15,731
Keurig Dr Pepper Inc. 3.20% 2030	10,333	11,455

American Balanced Fund — Page 19 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper Inc. 4.985% 2038	$37,945	$48,831
Keurig Dr Pepper Inc. 5.085% 2048	2,076	2,759
Kimberly-Clark Corp. 3.10% 2030	4,115	4,690
Kroger Co. 3.50% 2026	16,135	18,224
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,587
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,887
Molson Coors Brewing Co. 4.20% 2046	43,813	42,686
Philip Morris International Inc. 1.875% 2021	6,340	6,392
Philip Morris International Inc. 2.375% 2022	15,390	15,995
Philip Morris International Inc. 2.625% 2022	13,750	14,190
Philip Morris International Inc. 1.125% 2023	25,000	25,439
Philip Morris International Inc. 2.875% 2024	21,097	22,690
Philip Morris International Inc. 3.25% 2024	10,000	11,075
Philip Morris International Inc. 1.50% 2025	7,438	7,630
Philip Morris International Inc. 3.375% 2025	27,395	30,547
Philip Morris International Inc. 3.375% 2029	21,097	24,002
Philip Morris International Inc. 2.10% 2030	5,623	5,800
Procter & Gamble Co. 1.70% 2021	8,270	8,420
Procter & Gamble Co. 3.00% 2030	10,101	11,589
Procter & Gamble Co. 3.60% 2050	6,315	7,884
Reckitt Benckiser Group PLC 2.375% 20224	19,000	19,582
Reynolds American Inc. 3.25% 2022	10,640	10,960
Reynolds American Inc. 4.00% 2022	3,410	3,604
Reynolds American Inc. 4.45% 2025	21,590	24,339
Reynolds American Inc. 5.70% 2035	1,555	1,943
Reynolds American Inc. 5.85% 2045	45,069	56,518
Wal-Mart Stores, Inc. 2.55% 2023	5,605	5,911
Wal-Mart Stores, Inc. 3.40% 2023	16,080	17,474
Wal-Mart Stores, Inc. 2.85% 2024	36,165	39,355
Wal-Mart Stores, Inc. 3.05% 2026	21,505	24,282
WM. Wrigley Jr. Co. 3.375% 20204	22,500	22,651
		1,692,607
Industrials 0.99%
3M Co. 2.65% 2025	3,000	3,247
Avolon Holdings Funding Ltd. 3.625% 20224	36,247	34,184
Avolon Holdings Funding Ltd. 3.95% 20244	69,363	60,739
Avolon Holdings Funding Ltd. 4.375% 20264	41,575	35,001
Avolon Holdings Funding Ltd. 3.25% 20274	27,000	21,868
Boeing Co. 4.508% 2023	40,000	42,264
Boeing Co. 2.80% 2024	13,204	13,409
Boeing Co. 4.875% 2025	46,758	50,967
Boeing Co. 3.10% 2026	19,041	19,421
Boeing Co. 2.70% 2027	41,272	40,342
Boeing Co. 5.04% 2027	27,357	30,208
Boeing Co. 3.20% 2029	2,568	2,542
Boeing Co. 2.95% 2030	8,437	8,246
Boeing Co. 5.15% 2030	25,000	27,946
Boeing Co. 3.60% 2034	41,955	39,752
Boeing Co. 3.25% 2035	6,666	6,083
Boeing Co. 5.805% 2050	20,000	23,652
Bohai Financial Investment Holding Co., Ltd. 5.25% 20224	8,800	8,265
Burlington Northern Santa Fe LLC 3.55% 2050	15,000	17,437
Canadian National Railway Co. 3.20% 2046	4,100	4,544

American Balanced Fund — Page 20 of 43

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.242% 20254	$31,933	$32,776
Carrier Global Corp. 2.493% 20274	19,898	20,297
Carrier Global Corp. 2.722% 20304	49,038	49,254
Carrier Global Corp. 3.377% 20404	10,000	9,760
Carrier Global Corp. 3.577% 20504	31,560	30,932
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,125	1,086
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	120	115
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—8	—8
CSX Corp. 3.80% 2028	31,025	35,838
CSX Corp. 4.25% 2029	14,593	17,474
CSX Corp. 4.30% 2048	19,000	23,725
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	1,849	1,813
Emerson Electric Co. 1.80% 2027	17,707	18,362
Emerson Electric Co. 1.95% 2030	29,427	30,124
Emerson Electric Co. 2.75% 2050	14,876	14,922
FedEx Corp. 4.75% 2045	35,000	38,635
Fortive Corp. 2.35% 2021	6,505	6,588
GE Capital International Funding Co. 4.418% 2035	69,065	70,196
General Dynamics Corp. 3.375% 2023	24,469	26,483
General Dynamics Corp. 3.50% 2025	19,536	21,930
General Dynamics Corp. 4.25% 2050	2,228	2,907
General Electric Capital Corp. 6.15% 2037	5,660	6,568
General Electric Co. 3.45% 2027	20,486	21,033
General Electric Co. 3.625% 2030	7,686	7,709
General Electric Co. 4.25% 2040	2,650	2,611
General Electric Co. 4.125% 2042	870	829
General Electric Co. 4.35% 2050	24,425	24,246
Honeywell International Inc. 1.85% 2021	17,905	18,251
Honeywell International Inc. 2.15% 2022	17,950	18,608
Honeywell International Inc. 2.30% 2024	39,412	42,047
Honeywell International Inc. 1.35% 2025	20,815	21,390
Honeywell International Inc. 2.70% 2029	36,735	40,704
Lockheed Martin Corp. 3.10% 2023	3,920	4,170
Lockheed Martin Corp. 3.55% 2026	17,835	20,478
Mexico City Airport Trust 5.50% 2046	5,677	5,017
Mexico City Airport Trust 5.50% 2047	11,901	10,509
Mexico City Airport Trust 5.50% 20474	422	373
Norfolk Southern Corp. 3.05% 2050	12,596	13,026
Northrop Grumman Corp. 2.93% 2025	28,490	30,797
Northrop Grumman Corp. 3.25% 2028	15,000	16,770
Otis Worldwide Corp. 2.293% 20274	7,623	7,971
Raytheon Technologies Corp. 2.80% 20224	22,725	23,451
Roper Technologies, Inc. 2.80% 2021	5,260	5,412
Roper Technologies, Inc. 3.80% 2026	4,765	5,450
Siemens AG 2.70% 20224	51,020	52,977
Union Pacific Corp. 3.15% 2024	22,072	23,984
Union Pacific Corp. 3.75% 2025	24,640	27,929
Union Pacific Corp. 2.15% 2027	8,807	9,323
Union Pacific Corp. 3.95% 2028	20,000	23,774
Union Pacific Corp. 3.70% 2029	31,310	36,612
Union Pacific Corp. 2.40% 2030	10,000	10,711
Union Pacific Corp. 3.75% 2070	28,080	31,447
United Technologies Corp. 3.65% 2023	799	865
United Technologies Corp. 3.95% 2025	13,225	15,110

American Balanced Fund — Page 21 of 43

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 4.125% 2028	$16,815	$19,830
Vinci SA 3.75% 20294	21,353	24,649
Waste Management, Inc. 2.90% 2022	15,000	15,687
		1,583,652
Information technology 0.97%
Adobe Inc. 1.90% 2025	18,950	20,024
Adobe Inc. 3.25% 2025	6,500	7,239
Adobe Inc. 2.15% 2027	28,264	30,363
Apple Inc. 3.00% 2024	10,000	10,826
Apple Inc. 1.125% 2025	17,154	17,481
Apple Inc. 1.65% 2030	20,000	20,696
Apple Inc. 2.65% 2050	7,319	7,584
Broadcom Corp. 3.875% 2027	149,415	161,663
Broadcom Inc. 3.625% 20244	21,000	22,834
Broadcom Inc. 3.15% 20254	20,000	21,260
Broadcom Inc. 4.70% 20254	63,057	71,070
Broadcom Inc. 4.25% 20264	227,341	253,334
Broadcom Inc. 4.75% 20294	175,688	199,531
Broadcom Inc. 5.00% 20304	20,000	23,027
Broadcom Ltd. 2.65% 2023	22,000	22,838
Broadcom Ltd. 3.625% 2024	12,250	13,183
Broadcom Ltd. 3.50% 2028	20,000	21,143
Fiserv, Inc. 3.20% 2026	57,425	63,610
Fiserv, Inc. 2.25% 2027	49,797	52,145
Fiserv, Inc. 3.50% 2029	26,565	29,887
Fiserv, Inc. 2.65% 2030	12,789	13,521
Fiserv, Inc. 4.40% 2049	17,710	21,637
Global Payments Inc. 2.90% 2030	1,813	1,898
Intel Corp. 3.70% 2025	22,000	25,048
International Business Machines Corp. 1.70% 2027	11,758	12,029
International Business Machines Corp. 1.95% 2030	50,000	51,241
Intuit Inc. 0.95% 2025	12,695	12,721
Intuit Inc. 1.35% 2027	11,555	11,625
Intuit Inc. 1.65% 2030	15,305	15,283
Mastercard Inc. 3.30% 2027	18,000	20,414
Microsoft Corp. 1.55% 2021	11,600	11,762
Microsoft Corp. 2.40% 2026	15,000	16,389
Microsoft Corp. 3.30% 2027	31,655	36,221
Microsoft Corp. 4.20% 2035	8,000	10,433
Microsoft Corp. 4.10% 2037	6,749	8,727
Microsoft Corp. 3.70% 2046	15,000	18,847
Microsoft Corp. 2.525% 2050	4,001	4,161
PayPal Holdings, Inc. 1.65% 2025	20,453	21,195
PayPal Holdings, Inc. 2.65% 2026	15,368	16,715
PayPal Holdings, Inc. 2.85% 2029	28,419	31,160
PayPal Holdings, Inc. 2.30% 2030	8,250	8,592
Visa Inc. 2.80% 2022	23,000	24,288
Visa Inc. 3.15% 2025	34,000	37,959
Visa Inc. 1.90% 2027	12,931	13,536
Visa Inc. 2.05% 2030	29,557	31,049
Visa Inc. 2.70% 2040	3,889	4,179
		1,550,368

American Balanced Fund — Page 22 of 43

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 0.94%	Principal amount (000)	Value (000)
Alphabet Inc. 1.998% 2026	$17,000	$18,272
AT&T Inc. 3.60% 2025	655	728
AT&T Inc. 2.30% 2027	43,458	44,938
AT&T Inc. 3.80% 2027	6,045	6,813
AT&T Inc. 2.75% 2031	66,514	68,967
AT&T Inc. 3.50% 2041	54,000	56,918
AT&T Inc. 4.30% 2042	825	925
AT&T Inc. 4.50% 2048	11,328	13,315
AT&T Inc. 3.65% 2051	20,000	20,961
AT&T Inc. 3.85% 2060	20,000	21,306
British Telecommunications PLC 9.625% 20305	7,758	12,696
CBS Corp. 3.50% 2025	15,000	16,366
CBS Corp. 4.60% 2045	25,000	26,537
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	11,475
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	33,066	33,595
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	20,000	19,561
CenturyLink, Inc. 4.00% 20274	79,017	76,663
Comcast Corp. 3.10% 2025	18,000	19,803
Comcast Corp. 3.15% 2026	11,215	12,558
Comcast Corp. 3.30% 2027	20,000	22,529
Comcast Corp. 3.40% 2030	10,825	12,352
Comcast Corp. 1.95% 2031	30,752	31,393
Comcast Corp. 3.20% 2036	7,250	8,079
Comcast Corp. 6.45% 2037	15,000	22,238
Comcast Corp. 3.90% 2038	12,750	15,155
Comcast Corp. 4.60% 2038	20,000	25,503
Comcast Corp. 3.75% 2040	11,163	13,177
Comcast Corp. 4.60% 2045	20,000	25,784
Comcast Corp. 4.70% 2048	10,000	13,444
Comcast Corp. 2.80% 2051	25,000	25,681
Deutsche Telekom AG 3.625% 20504	21,355	23,722
Deutsche Telekom International Finance BV 9.25% 2032	6,194	10,306
Discovery Communications, Inc. 3.625% 2030	40,875	44,797
Discovery Communications, Inc. 4.65% 2050	20,000	22,776
Fox Corp. 3.666% 2022	17,915	18,761
Fox Corp. 4.03% 2024	19,480	21,607
Fox Corp. 3.05% 2025	1,790	1,939
Fox Corp. 3.50% 2030	19,265	21,552
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20494	5,730	5,745
Orange SA 5.50% 2044	14,000	20,424
T-Mobile US, Inc. 3.50% 20254	35,575	38,844
T-Mobile US, Inc. 1.50% 20264	19,000	19,046
T-Mobile US, Inc. 3.75% 20274	55,600	61,758
T-Mobile US, Inc. 2.05% 20284	35,725	35,831
T-Mobile US, Inc. 3.875% 20304	57,700	64,419
T-Mobile US, Inc. 2.55% 20314	10,000	10,060
T-Mobile US, Inc. 4.375% 20404	29,600	34,368
T-Mobile US, Inc. 4.50% 20504	34,000	40,135
Verizon Communications Inc. 4.125% 2027	26,900	31,729
Verizon Communications Inc. 3.875% 2029	4,464	5,291
Verizon Communications Inc. 4.016% 2029	21,676	25,961
Verizon Communications Inc. 4.50% 2033	23,000	28,671
Verizon Communications Inc. 4.272% 2036	47,680	59,100
Verizon Communications Inc. 4.522% 2048	15,000	19,857

American Balanced Fund — Page 23 of 43

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 3.75% 2024	$39,450	$43,113
Vodafone Group PLC 4.375% 2028	5,000	5,949
Vodafone Group PLC 5.25% 2048	10,000	13,179
Vodafone Group PLC 4.25% 2050	21,020	24,738
Walt Disney Company 1.75% 2026	3,900	4,018
Walt Disney Company 2.65% 2031	20,000	21,244
Walt Disney Company 4.70% 2050	10,000	13,098
Walt Disney Company 3.60% 2051	14,749	16,478
		1,506,248
Real estate 0.37%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,534
Alexandria Real Estate Equities, Inc. 3.375% 2031	21,020	23,463
Alexandria Real Estate Equities, Inc. 4.85% 2049	8,165	10,725
Alexandria Real Estate Equities, Inc. 4.00% 2050	20,825	25,486
American Campus Communities, Inc. 3.75% 2023	11,715	12,038
American Campus Communities, Inc. 4.125% 2024	10,965	11,535
American Campus Communities, Inc. 3.625% 2027	16,532	17,002
American Campus Communities, Inc. 2.85% 2030	16,029	15,498
American Campus Communities, Inc. 3.875% 2031	3,719	3,906
American Tower Corp. 3.55% 2027	6,815	7,607
American Tower Corp. 3.60% 2028	15,000	16,769
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,689
Corporate Office Properties LP 3.60% 2023	6,000	6,110
Corporate Office Properties LP 5.25% 2024	20,030	21,474
Corporate Office Properties LP 5.00% 2025	1,235	1,316
Equinix, Inc. 2.625% 2024	10,601	11,307
Equinix, Inc. 1.25% 2025	7,722	7,759
Equinix, Inc. 2.90% 2026	13,636	14,730
Equinix, Inc. 1.80% 2027	11,891	11,963
Equinix, Inc. 3.20% 2029	15,036	16,347
Equinix, Inc. 2.15% 2030	18,655	18,498
Equinix, Inc. 3.00% 2050	19,120	18,703
Essex Portfolio LP 3.875% 2024	27,215	29,650
Essex Portfolio LP 3.50% 2025	28,995	31,660
Essex Portfolio LP 3.375% 2026	2,395	2,602
Federal Realty REIT Investment Trust 3.50% 2030	25,000	26,386
Gaming and Leisure Properties, Inc. 3.35% 2024	16,338	16,384
Gaming and Leisure Properties, Inc. 4.00% 2030	20,000	19,933
Hospitality Properties Trust 4.25% 2021	510	510
Hospitality Properties Trust 5.00% 2022	4,350	4,274
Hospitality Properties Trust 4.50% 2023	21,820	20,900
Hospitality Properties Trust 4.95% 2027	11,000	9,660
Hospitality Properties Trust 3.95% 2028	12,610	10,168
Prologis, Inc. 4.25% 2023	20,000	22,152
Public Storage 2.37% 2022	8,640	8,962
Scentre Group 3.25% 20254	5,170	5,320
Scentre Group 3.50% 20254	10,415	10,861
Scentre Group 3.75% 20274	13,620	14,109
WEA Finance LLC 3.25% 20204	26,437	26,472
Welltower Inc. 3.95% 2023	20,600	22,203
Westfield Corp. Ltd. 3.15% 20224	35,935	36,478
		597,143

American Balanced Fund — Page 24 of 43

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials 0.26%	Principal amount (000)	Value (000)
Air Liquide SA 2.25% 20294	$20,990	$21,697
Air Products and Chemicals, Inc. 1.50% 2025	10,772	11,148
Air Products and Chemicals, Inc. 1.85% 2027	9,643	10,112
Air Products and Chemicals, Inc. 2.05% 2030	12,561	13,216
Anglo American Capital PLC 5.375% 20254	22,804	25,783
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)4,5	3,175	3,196
Chevron Phillips Chemical Co. LLC 3.30% 20234	9,750	10,194
Dow Chemical Co. 3.15% 2024	34,020	36,349
Dow Chemical Co. 4.55% 2025	23,705	27,056
Dow Chemical Co. 3.625% 2026	20,713	22,841
Dow Chemical Co. 4.80% 2049	12,810	15,311
E.I. du Pont de Nemours and Co. 1.70% 2025	2,388	2,467
Eastman Chemical Co. 3.80% 2025	7,405	8,045
Ecolab Inc. 4.35% 2021	816	863
Ecolab Inc. 5.50% 2041	204	289
Ecolab Inc. 3.95% 2047	1,664	2,084
Glencore Funding LLC 4.125% 20244	16,500	17,705
Holcim Ltd. 5.15% 20234	17,000	18,656
International Paper Co. 7.30% 2039	7,835	11,025
LYB International Finance III, LLC 2.875% 2025	3,600	3,838
LYB International Finance III, LLC 3.375% 2030	15,000	16,090
LYB International Finance III, LLC 4.20% 2050	10,000	10,816
Mosaic Co. 3.25% 2022	19,000	19,457
Mosaic Co. 4.05% 2027	17,940	19,078
Newcrest Finance Pty Ltd. 3.25% 20304	2,410	2,578
Newcrest Finance Pty Ltd. 4.20% 20504	10,318	11,561
Nutrien Ltd. 1.90% 2023	11,488	11,863
Sherwin-Williams Co. 2.75% 2022	425	439
Sherwin-Williams Co. 3.125% 2024	4,260	4,583
Sherwin-Williams Co. 2.30% 2030	3,631	3,710
Sherwin-Williams Co. 3.80% 2049	37,768	41,346
Sherwin-Williams Co. 3.30% 2050	10,000	10,174
Westlake Chemical Corp. 4.375% 2047	10,000	9,910
		423,480
Total corporate bonds & notes		23,635,441
Mortgage-backed obligations 10.03%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,6,9	6,227	6,421
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.622% 20554,9	2,342	2,348
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 20529	405	472
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 20529	3,422	4,035
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 20619	4,013	4,520
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 20619	515	578
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 20619	795	906
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20616,9	9,618	11,387
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20639	18,122	19,359
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.785% 20294,6,9	27,930	27,339
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 20519	11,350	12,915
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 20529	9,988	11,923
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 20539	17,198	18,138
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20536,9	3,073	3,731
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 20579	8,000	8,855

American Balanced Fund — Page 25 of 43

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20594,6,9	$7,360	$7,610
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20484,6,9	6,236	6,320
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20294,6,9	6,909	6,980
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20294,6,9	1,681	1,701
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20294,6,9	861	851
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20684,6,9	11,797	12,336
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 20509	13,000	14,560
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.04% 20336,9	739	691
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20489	3,250	3,364
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 20499	800	872
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 20499	2,395	2,648
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20604,6,9	8,238	8,301
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20454,9	1,480	1,490
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20464,6,9	1,070	1,018
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20479	1,280	1,364
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20509	15,265	16,854
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20329	280	298
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20329	129	139
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20349	1,259	1,316
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20489	5,600	5,953
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.732% 20486,9	701	648
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20506,9	1,000	986
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464,9	6,096	6,130
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20499	550	579
Fannie Mae 6.50% 20479	73	79
Fannie Mae 7.00% 20479	41	47
Fannie Mae 7.00% 20479	38	44
Fannie Mae 7.00% 20479	23	26
Fannie Mae 7.00% 20479	9	10
Fannie Mae 3.50% 20579	44,244	48,169
Fannie Mae 3.50% 20589	52,157	56,941
Fannie Mae Pool #AJ9156 3.00% 20269	490	516
Fannie Mae Pool #AJ0049 3.00% 20269	424	446
Fannie Mae Pool #AJ9155 3.00% 20269	265	279
Fannie Mae Pool #AH3426 3.00% 20269	264	277
Fannie Mae Pool #AJ6086 3.00% 20269	257	270
Fannie Mae Pool #MA2629 3.00% 20269	251	264
Fannie Mae Pool #AJ6999 3.00% 20269	51	53
Fannie Mae Pool #AJ4087 3.00% 20269	10	10
Fannie Mae Pool #AJ1756 3.00% 20269	8	8
Fannie Mae Pool #AI8140 3.50% 20269	19	20
Fannie Mae Pool #MA2973 3.00% 20279	11,391	11,978
Fannie Mae Pool #AL5603 3.00% 20279	921	970
Fannie Mae Pool #AB4281 3.00% 20279	815	858
Fannie Mae Pool #AL1381 3.00% 20279	508	535
Fannie Mae Pool #AP7539 3.00% 20279	463	488
Fannie Mae Pool #MA3030 3.00% 20279	367	385
Fannie Mae Pool #AK3264 3.00% 20279	332	350
Fannie Mae Pool #AB4485 3.00% 20279	295	310
Fannie Mae Pool #AB4483 3.00% 20279	290	305
Fannie Mae Pool #AP7788 3.00% 20279	250	263
Fannie Mae Pool #AO8678 3.00% 20279	174	183
Fannie Mae Pool #AK4347 3.00% 20279	97	102
Fannie Mae Pool #AP0457 3.00% 20279	44	47
Fannie Mae Pool #AJ9193 3.00% 20279	29	30

American Balanced Fund — Page 26 of 43

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AQ4458 3.00% 20279	$17	$18
Fannie Mae Pool #MA1062 3.00% 20279	6	6
Fannie Mae Pool #AL2740 3.00% 20279	5	5
Fannie Mae Pool #AK6769 3.50% 20279	19	20
Fannie Mae Pool #MA3315 3.00% 20289	423	445
Fannie Mae Pool #AL4693 3.00% 20289	78	82
Fannie Mae Pool #AL3802 3.00% 20289	52	55
Fannie Mae Pool #AL5878 3.50% 20299	277	297
Fannie Mae Pool #BM4299 3.00% 20309	1,004	1,056
Fannie Mae Pool #FM1465 3.00% 20309	402	427
Fannie Mae Pool #BA0496 3.50% 20309	136	145
Fannie Mae Pool #AL7688 3.50% 20309	126	135
Fannie Mae Pool #AZ5722 3.50% 20309	19	21
Fannie Mae Pool #AL7972 3.50% 20319	184	196
Fannie Mae Pool #BE7150 3.50% 20329	375	399
Fannie Mae Pool #CA0960 3.50% 20329	24	25
Fannie Mae Pool #MA3409 3.00% 20339	10,050	10,564
Fannie Mae Pool #BK7123 3.00% 20339	713	750
Fannie Mae Pool #BN0591 3.00% 20339	168	177
Fannie Mae Pool #CA2133 3.00% 20339	38	40
Fannie Mae Pool #BK0857 3.00% 20339	36	38
Fannie Mae Pool #BJ7443 3.00% 20339	32	34
Fannie Mae Pool #BK0931 3.00% 20339	17	17
Fannie Mae Pool #BJ9002 3.50% 20339	80	85
Fannie Mae Pool #CA1270 3.50% 20339	18	19
Fannie Mae Pool #555880 5.50% 20339	1,385	1,588
Fannie Mae Pool #555956 5.50% 20339	1,220	1,400
Fannie Mae Pool #357399 5.50% 20339	138	158
Fannie Mae Pool #FM1394 3.00% 20349	68	72
Fannie Mae Pool #MA3955 2.50% 20359	53,521	56,092
Fannie Mae Pool #AA0914 5.00% 20359	424	471
Fannie Mae Pool #745092 6.50% 20359	1,316	1,540
Fannie Mae Pool #887695 6.00% 20369	419	488
Fannie Mae Pool #888292 6.00% 20379	3,638	4,249
Fannie Mae Pool #888746 6.50% 20379	752	849
Fannie Mae Pool #256860 6.50% 20379	461	528
Fannie Mae Pool #889658 6.50% 20389	1,180	1,358
Fannie Mae Pool #AD0679 5.50% 20399	36	41
Fannie Mae Pool #AE0395 4.50% 20409	6,356	7,078
Fannie Mae Pool #AE3049 4.50% 20409	4,816	5,361
Fannie Mae Pool #AE5471 4.50% 20409	3,368	3,750
Fannie Mae Pool #AD8536 5.00% 20409	2,504	2,874
Fannie Mae Pool #AE2513 5.00% 20409	2,192	2,522
Fannie Mae Pool #932752 5.00% 20409	691	793
Fannie Mae Pool #AE4689 5.00% 20409	601	666
Fannie Mae Pool #AI2503 4.00% 20419	4,180	4,589
Fannie Mae Pool #AH3575 4.50% 20419	4,597	5,121
Fannie Mae Pool #AI5589 4.50% 20419	65	73
Fannie Mae Pool #AH5452 5.00% 20419	955	1,090
Fannie Mae Pool #AI8121 5.00% 20419	934	1,074
Fannie Mae Pool #AI4289 5.00% 20419	843	969
Fannie Mae Pool #AI0582 5.00% 20419	696	800
Fannie Mae Pool #AH9420 5.00% 20419	677	760
Fannie Mae Pool #AH9370 5.00% 20419	650	743
Fannie Mae Pool #AI7218 5.00% 20419	506	558

American Balanced Fund — Page 27 of 43

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AH9938 5.00% 20419	$398	$457
Fannie Mae Pool #AI3894 5.00% 20419	332	365
Fannie Mae Pool #AI6576 5.00% 20419	224	256
Fannie Mae Pool #MA0791 5.00% 20419	203	233
Fannie Mae Pool #AI4296 5.00% 20419	132	150
Fannie Mae Pool #AI7159 5.00% 20419	122	134
Fannie Mae Pool #AI7058 5.00% 20419	85	97
Fannie Mae Pool #AI1865 5.00% 20419	58	67
Fannie Mae Pool #AI6599 5.00% 20419	29	32
Fannie Mae Pool #AI4563 5.00% 20419	12	14
Fannie Mae Pool #AJ1422 5.00% 20419	10	11
Fannie Mae Pool #AK2147 5.00% 20429	237	258
Fannie Mae Pool #AT7696 3.50% 20439	7,891	8,535
Fannie Mae Pool #AT7689 3.50% 20439	3,706	4,008
Fannie Mae Pool #AT7680 3.50% 20439	1,585	1,712
Fannie Mae Pool #AQ9302 3.50% 20439	1,100	1,191
Fannie Mae Pool #CA1546 4.00% 20439	6,817	7,361
Fannie Mae Pool #AU8813 4.00% 20439	402	455
Fannie Mae Pool #AU9348 4.00% 20439	278	315
Fannie Mae Pool #AU9350 4.00% 20439	249	278
Fannie Mae Pool #AV1538 4.50% 20439	8,671	9,657
Fannie Mae Pool #AS4477 3.50% 20459	29,262	31,122
Fannie Mae Pool #AL8354 3.50% 20459	12,665	13,851
Fannie Mae Pool #MA2471 3.50% 20459	8,755	9,352
Fannie Mae Pool #MA2608 3.00% 20469	3,864	4,094
Fannie Mae Pool #MA2771 3.00% 20469	3,232	3,425
Fannie Mae Pool #BM3610 3.50% 20469	56,662	60,669
Fannie Mae Pool #BM3803 3.50% 20469	20,320	21,761
Fannie Mae Pool #AL8522 3.50% 20469	19,357	21,170
Fannie Mae Pool #AS6789 3.50% 20469	15,321	16,478
Fannie Mae Pool #BC0157 3.50% 20469	13,926	15,231
Fannie Mae Pool #AL9499 3.50% 20469	12,631	13,586
Fannie Mae Pool #AS7168 3.50% 20469	9,055	9,741
Fannie Mae Pool #BM3613 4.00% 20469	44,713	48,451
Fannie Mae Pool #BC4748 4.00% 20469	21,051	22,695
Fannie Mae Pool #BC7611 4.00% 20469	2,514	2,747
Fannie Mae Pool #BD9665 4.00% 20469	1,515	1,626
Fannie Mae Pool #BF0364 3.00% 20479	40,061	42,519
Fannie Mae Pool #BF0302 3.00% 20479	31,334	33,175
Fannie Mae Pool #BM3528 3.50% 20479	67,743	74,032
Fannie Mae Pool #MA3210 3.50% 20479	36,403	38,459
Fannie Mae Pool #BH5752 3.50% 20479	32,582	34,529
Fannie Mae Pool #MA3182 3.50% 20479	25,475	26,931
Fannie Mae Pool #890833 3.50% 20479	23,128	24,636
Fannie Mae Pool #CA0770 3.50% 20479	13,738	14,578
Fannie Mae Pool #BM4655 3.50% 20479	12,177	13,016
Fannie Mae Pool #BE3151 3.50% 20479	2,431	2,614
Fannie Mae Pool #CA1055 3.50% 20479	1,994	2,101
Fannie Mae Pool #BE3162 3.50% 20479	1,933	2,079
Fannie Mae Pool #BH6387 3.50% 20479	1,082	1,147
Fannie Mae Pool #CA0453 4.00% 20479	58,257	61,988
Fannie Mae Pool #MA3149 4.00% 20479	45,141	48,113
Fannie Mae Pool #MA3183 4.00% 20479	11,738	12,528
Fannie Mae Pool #BM4413 4.50% 20479	22,558	24,328
Fannie Mae Pool #CA0623 4.50% 20479	9,648	10,411

American Balanced Fund — Page 28 of 43

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BE9242 4.50% 20479	$47	$50
Fannie Mae Pool #947661 6.50% 20479	55	59
Fannie Mae Pool #BF0293 3.00% 20489	150,791	161,019
Fannie Mae Pool #BF0323 3.00% 20489	71,918	77,015
Fannie Mae Pool #BF0325 3.50% 20489	94,632	101,358
Fannie Mae Pool #BF0318 3.50% 20489	83,544	89,483
Fannie Mae Pool #BM4033 3.50% 20489	49,332	53,025
Fannie Mae Pool #CA1532 3.50% 20489	29,197	30,964
Fannie Mae Pool #BH9277 3.50% 20489	23,060	24,407
Fannie Mae Pool #MA3332 3.50% 20489	16,471	17,384
Fannie Mae Pool #BM3714 3.50% 20489	15,191	16,331
Fannie Mae Pool #CA2451 3.50% 20489	14,801	15,633
Fannie Mae Pool #MA3442 3.50% 20489	12,757	13,419
Fannie Mae Pool #BJ6760 3.50% 20489	11,121	11,955
Fannie Mae Pool #BJ5926 3.50% 20489	8,800	9,317
Fannie Mae Pool #BJ3790 3.50% 20489	6,262	6,618
Fannie Mae Pool #CA1686 3.50% 20489	6,221	6,568
Fannie Mae Pool #BJ5927 3.50% 20489	4,177	4,428
Fannie Mae Pool #BM3332 3.50% 20489	3,786	4,071
Fannie Mae Pool #MA3276 3.50% 20489	3,751	3,959
Fannie Mae Pool #BJ8118 3.50% 20489	2,945	3,123
Fannie Mae Pool #BJ1575 3.50% 20489	2,598	2,755
Fannie Mae Pool #BJ8648 3.50% 20489	1,213	1,281
Fannie Mae Pool #BK7655 3.919% 20486,9	9,639	10,193
Fannie Mae Pool #BK0199 4.00% 20489	9,913	10,535
Fannie Mae Pool #BK1198 4.00% 20489	7,491	7,955
Fannie Mae Pool #BJ0639 4.00% 20489	5,546	5,907
Fannie Mae Pool #BK0920 4.00% 20489	3,648	3,864
Fannie Mae Pool #MA3415 4.00% 20489	2,430	2,575
Fannie Mae Pool #BM2007 4.00% 20489	2,198	2,331
Fannie Mae Pool #BK4764 4.00% 20489	1,280	1,355
Fannie Mae Pool #BJ9252 4.00% 20489	1,042	1,105
Fannie Mae Pool #MA3384 4.00% 20489	759	804
Fannie Mae Pool #FM1784 4.00% 20489	614	667
Fannie Mae Pool #CA1542 4.00% 20489	411	448
Fannie Mae Pool #BJ4342 4.00% 20489	414	444
Fannie Mae Pool #BK0915 4.00% 20489	330	350
Fannie Mae Pool #BJ9256 4.00% 20489	250	265
Fannie Mae Pool #CA1015 4.00% 20489	204	217
Fannie Mae Pool #MA3277 4.00% 20489	174	184
Fannie Mae Pool #BJ9260 4.00% 20489	67	71
Fannie Mae Pool #BJ2751 4.50% 20489	47,833	51,509
Fannie Mae Pool #CA2204 4.50% 20489	14,559	15,640
Fannie Mae Pool #MA3496 4.50% 20489	11,225	12,064
Fannie Mae Pool #BN1545 4.50% 20489	10,547	11,336
Fannie Mae Pool #BK1135 4.50% 20489	834	898
Fannie Mae Pool #CA2642 4.50% 20489	822	885
Fannie Mae Pool #CA2493 4.50% 20489	716	770
Fannie Mae Pool #BK9902 4.50% 20489	403	437
Fannie Mae Pool #BJ8318 4.50% 20489	381	410
Fannie Mae Pool #BJ5829 4.50% 20489	146	158
Fannie Mae Pool #BK0253 4.50% 20489	63	69
Fannie Mae Pool #BK9366 4.50% 20489	46	50
Fannie Mae Pool #BK9598 4.50% 20489	42	45
Fannie Mae Pool #CA4756 3.00% 20499	219,282	234,426

American Balanced Fund — Page 29 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA4788 3.00% 20499	$193,916	$207,308
Fannie Mae Pool #BN7755 3.00% 20499	162,753	173,992
Fannie Mae Pool #CA4533 3.00% 20499	56,932	61,548
Fannie Mae Pool #BO4808 3.00% 20499	31,367	33,323
Fannie Mae Pool #BO4758 3.00% 20499	18,738	19,867
Fannie Mae Pool #CA3807 3.00% 20499	9,204	9,951
Fannie Mae Pool #BO5023 3.00% 20499	6,545	6,940
Fannie Mae Pool #CA3806 3.00% 20499	4,781	5,189
Fannie Mae Pool #CA4800 3.50% 20499	95,737	105,029
Fannie Mae Pool #FM1193 3.50% 20499	28,644	30,420
Fannie Mae Pool #CA3068 3.50% 20499	11,500	12,491
Fannie Mae Pool #CA4156 3.50% 20499	5,852	6,291
Fannie Mae Pool #CA4112 3.50% 20499	2,125	2,332
Fannie Mae Pool #CA3814 3.50% 20499	1,922	2,109
Fannie Mae Pool #CA2944 4.00% 20499	144,153	152,807
Fannie Mae Pool #BN3940 4.00% 20499	84,872	89,990
Fannie Mae Pool #FM1913 4.00% 20499	12,299	13,240
Fannie Mae Pool #CA3976 4.00% 20499	4,554	4,947
Fannie Mae Pool #CA3184 4.00% 20499	849	918
Fannie Mae Pool #CA4432 4.00% 20499	425	461
Fannie Mae Pool #FM1668 4.00% 20499	280	305
Fannie Mae Pool #CA3528 5.00% 20499	9,407	10,279
Fannie Mae Pool #CA5658 2.50% 20509	107,516	112,203
Fannie Mae Pool #CA5689 3.00% 20509	198,850	212,695
Fannie Mae Pool #CA4935 3.00% 20509	145,662	154,746
Fannie Mae Pool #MA3939 3.50% 20509	255,477	268,716
Fannie Mae Pool #BF0189 3.00% 20579	13,175	14,122
Fannie Mae Pool #BF0174 3.00% 20579	8,959	9,607
Fannie Mae Pool #BF0177 3.00% 20579	7,893	8,464
Fannie Mae Pool #BF0262 3.00% 20589	824	883
Fannie Mae Pool #BF0332 3.00% 20599	116,167	124,549
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 20216,9	116	116
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 20219	237	238
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 20216,9	1,103	1,118
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 20229	469	480
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 20229	10,159	10,377
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 20226,9	735	752
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 20229	7,719	7,909
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20229	256	262
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 20239	1,099	1,126
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 20239	306	311
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.492% 20236,9	819	849
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 20236,9	14,683	15,695
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.328% 20236,9	11,701	12,430
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 20236,9	12,925	13,906
Fannie Mae, Series 2015-M1, Class A1, Multi Family, 2.177% 20249	140	143
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 20246,9	672	711
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 20246,9	20	21
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.646% 20246,9	858	905
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.646% 20246,9	178	181
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.713% 20246,9	746	801
Fannie Mae, Series 2017-M15, Class AV1, Multi Family, 2.713% 20246,9	17	17
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 20246,9	16,424	17,863
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20246,9	13,012	14,130
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 20259	171	174

American Balanced Fund — Page 30 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 20259	$434	$446
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 20259	90	91
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 20259	774	806
Fannie Mae, Series 2015-M16, Class A1, Multi Family, 2.70% 20256,9	610	638
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 20269	146	150
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 20269	238	245
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 20269	829	860
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 20269	1,218	1,267
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 20269	590	612
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 20269	584	612
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 20269	568	590
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 20269	325	332
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 20266,9	544	560
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 20266,9	38,665	42,098
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.565% 20266,9	558	577
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.565% 20266,9	99	100
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 20269	862	907
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 20266,9	594	627
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 20279	881	923
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 20279	290	305
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 20279	84	86
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 20276,9	364	376
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20276,9	22,406	24,924
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 20274,9	725	769
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 20276,9	32,890	36,767
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20369	590	559
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 20304,6,9	4,900	4,936
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 20304,6,9	1,600	1,567
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 20304,6,9	760	729
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20494,9	2,201	2,200
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 20491,4,9	5,726	5,582
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20694,9	108,597	116,295
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20694,9	26,950	29,064
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20484,6,9	18,071	18,880
Freddie Mac 3.50% 20329	69	74
Freddie Mac 3.00% 20339	3,850	4,050
Freddie Mac 3.50% 20339	5,681	5,983
Freddie Mac 3.50% 20339	271	285
Freddie Mac 3.50% 20339	55	58
Freddie Mac 3.50% 20339	43	46
Freddie Mac 3.50% 20349	1,894	1,991
Freddie Mac 3.50% 20349	52	54
Freddie Mac 3.00% 20379	36,354	38,520
Freddie Mac 3.00% 20379	17,352	18,383
Freddie Mac 3.50% 20429	1,058	1,146
Freddie Mac 4.00% 20429	8,327	9,148
Freddie Mac 3.50% 20439	858	929
Freddie Mac 4.00% 20449	9,298	10,163
Freddie Mac 4.00% 20449	3,485	3,885
Freddie Mac 3.50% 20459	3,127	3,337
Freddie Mac 3.50% 20459	196	210
Freddie Mac 3.50% 20459	15	16
Freddie Mac 4.00% 20459	8,483	9,389
Freddie Mac 3.00% 20469	23,683	25,748
Freddie Mac 3.50% 20469	31,798	33,885

American Balanced Fund — Page 31 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 20469	$30,891	$32,841
Freddie Mac 3.50% 20469	12,811	13,671
Freddie Mac 3.50% 20469	10,204	10,909
Freddie Mac 3.50% 20469	10,204	10,869
Freddie Mac 3.50% 20469	7,112	7,606
Freddie Mac 3.50% 20469	4,144	4,393
Freddie Mac 3.50% 20469	3,815	4,105
Freddie Mac 3.50% 20469	35	37
Freddie Mac 3.50% 20469	25	27
Freddie Mac 4.00% 20469	33,145	35,769
Freddie Mac 4.00% 20469	18,298	19,892
Freddie Mac 4.00% 20469	13,481	14,575
Freddie Mac 4.00% 20469	5,659	6,178
Freddie Mac 4.00% 20469	2,074	2,239
Freddie Mac 4.00% 20469	1,465	1,601
Freddie Mac 4.50% 20469	1,460	1,582
Freddie Mac 4.50% 20469	982	1,064
Freddie Mac 3.50% 20479	80,409	85,277
Freddie Mac 3.50% 20479	49,713	52,739
Freddie Mac 3.50% 20479	17,977	19,059
Freddie Mac 3.50% 20479	10,982	12,004
Freddie Mac 3.50% 20479	430	460
Freddie Mac 4.00% 20479	41,377	44,107
Freddie Mac 4.00% 20479	10,878	11,823
Freddie Mac 4.00% 20479	6,445	6,869
Freddie Mac 4.50% 20479	11,166	12,066
Freddie Mac 4.50% 20479	6,025	6,540
Freddie Mac 3.50% 20489	26,461	27,973
Freddie Mac 3.50% 20489	17,092	18,574
Freddie Mac 3.50% 20489	9,793	10,522
Freddie Mac 3.50% 20489	1,379	1,451
Freddie Mac 4.00% 20489	21,813	23,222
Freddie Mac 4.00% 20489	1,477	1,570
Freddie Mac 4.00% 20489	1,292	1,374
Freddie Mac Pool #ZK3775 3.00% 20269	765	806
Freddie Mac Pool #ZK3584 3.00% 20269	171	180
Freddie Mac Pool #ZK3747 3.00% 20269	7	7
Freddie Mac Pool #ZK3541 3.00% 20269	6	6
Freddie Mac Pool #ZK3727 3.00% 20269	3	4
Freddie Mac Pool #ZK7598 3.00% 20279	8,072	8,487
Freddie Mac Pool #ZS8455 3.00% 20279	649	684
Freddie Mac Pool #ZK3970 3.00% 20279	472	497
Freddie Mac Pool #ZK4375 3.00% 20279	307	323
Freddie Mac Pool #ZA2702 3.00% 20279	149	157
Freddie Mac Pool #ZK4018 3.00% 20279	11	12
Freddie Mac Pool #D97504 6.50% 20279	265	290
Freddie Mac Pool #C91130 6.50% 20279	148	166
Freddie Mac Pool #D97509 6.50% 20279	35	39
Freddie Mac Pool #ZK5302 3.00% 20289	1,227	1,301
Freddie Mac Pool #ZS6976 3.00% 20289	256	270
Freddie Mac Pool #ZK5749 3.00% 20289	154	163
Freddie Mac Pool #ZK6181 3.00% 20289	152	161
Freddie Mac Pool #C91150 6.50% 20289	153	170
Freddie Mac Pool #ZK7590 3.00% 20299	4,465	4,701
Freddie Mac Pool #ZK7593 3.00% 20299	397	419

American Balanced Fund — Page 32 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G18659 3.00% 20329	$12,604	$13,260
Freddie Mac Pool #G18655 3.00% 20329	2,935	3,086
Freddie Mac Pool #G16574 3.00% 20339	35,211	37,070
Freddie Mac Pool #G16663 3.00% 20339	15,244	16,238
Freddie Mac Pool #G18691 3.00% 20339	7,899	8,308
Freddie Mac Pool #G16426 3.00% 20339	6,679	7,183
Freddie Mac Pool #ZS8710 3.00% 20339	2,363	2,483
Freddie Mac Pool #ZT1565 3.00% 20339	651	685
Freddie Mac Pool #G18681 3.00% 20339	425	448
Freddie Mac Pool #ZK9250 3.00% 20339	214	225
Freddie Mac Pool #SB0046 4.00% 20339	11,037	11,683
Freddie Mac Pool #G16737 3.00% 20349	22,878	24,066
Freddie Mac Pool #G18737 3.50% 20349	17,973	18,905
Freddie Mac Pool #ZT1799 3.50% 20349	2,403	2,526
Freddie Mac Pool #G18730 3.50% 20349	1,789	1,881
Freddie Mac Pool #G06028 5.50% 20379	275	307
Freddie Mac Pool #A56076 5.50% 20379	26	29
Freddie Mac Pool #G08248 5.50% 20389	92	106
Freddie Mac Pool #G05979 5.50% 20389	40	46
Freddie Mac Pool #G04552 6.00% 20389	727	846
Freddie Mac Pool #G05546 5.50% 20399	157	180
Freddie Mac Pool #1B7749 4.007% 20406,9	24	25
Freddie Mac Pool #G05937 4.50% 20409	5,674	6,308
Freddie Mac Pool #A90351 4.50% 20409	449	486
Freddie Mac Pool #Q03821 4.50% 20419	1,256	1,398
Freddie Mac Pool #A97543 4.50% 20419	490	537
Freddie Mac Pool #Q01190 4.50% 20419	449	494
Freddie Mac Pool #A97669 4.50% 20419	350	390
Freddie Mac Pool #A96552 4.50% 20419	105	113
Freddie Mac Pool #Q03795 4.50% 20419	44	47
Freddie Mac Pool #Q01160 5.00% 20419	250	285
Freddie Mac Pool #V80026 3.00% 20439	52	56
Freddie Mac Pool #Q23190 4.00% 20439	496	554
Freddie Mac Pool #Q23185 4.00% 20439	305	345
Freddie Mac Pool #760014 3.48% 20456,9	2,511	2,608
Freddie Mac Pool #G60344 4.00% 20459	7,794	8,605
Freddie Mac Pool #Q38643 3.50% 20469	219	234
Freddie Mac Pool #G61733 3.00% 20479	29,640	32,043
Freddie Mac Pool #760015 3.184% 20476,9	15,004	15,428
Freddie Mac Pool #G08789 4.00% 20479	4,603	4,910
Freddie Mac Pool #G08812 3.00% 20489	11,069	11,672
Freddie Mac Pool #G08822 3.00% 20489	5,124	5,403
Freddie Mac Pool #ZA5889 4.00% 20489	15,542	16,591
Freddie Mac Pool #SI2002 4.00% 20489	137	145
Freddie Mac Pool #SD7509 3.00% 20499	341,290	363,596
Freddie Mac Pool #SD7507 3.00% 20499	251,173	269,484
Freddie Mac Pool #QA5118 3.50% 20499	83,219	89,462
Freddie Mac Pool #V85664 3.50% 20499	81,579	88,545
Freddie Mac Pool #SD7508 3.50% 20499	20,708	22,631
Freddie Mac Pool #SD7506 4.00% 20499	110,458	120,823
Freddie Mac Pool #RA1744 4.00% 20499	2,214	2,405
Freddie Mac Pool #ZA6269 4.50% 20499	2,440	2,621
Freddie Mac Pool #ZA7009 4.50% 20499	1,640	1,762
Freddie Mac Pool #RA2595 2.50% 20509	233,831	244,024
Freddie Mac Pool #RA2334 3.00% 20509	99,211	105,449

American Balanced Fund — Page 33 of 43

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series T041, Class 3A, 5.317% 20326,9	$1,091	$1,238
Freddie Mac, Series 3318, Class JT, 5.50% 20379	1,663	1,895
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 20239	17,125	17,999
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20239	1,023	1,061
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 20249	44,445	47,818
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 20259	13,505	14,738
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20256,9	59,309	67,069
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 20269	27,630	30,978
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 20269	14,800	16,945
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 20279	28,540	32,523
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 20279	29,815	34,227
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20276,9	20,520	23,564
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 20279	3,800	4,357
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20279	17,500	20,166
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 20289	11,103	13,357
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 20566,9	65,062	69,358
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20569	63,857	68,427
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20566,9	29,691	31,661
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 20569	8,595	9,217
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 20566,9	38,397	41,325
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20576,9	12,710	13,978
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20579	49,474	53,635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20579	24,340	27,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20579	10,322	11,654
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20589	124,913	136,197
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20599	67,787	72,182
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20289	13,237	14,450
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20299	18,822	19,875
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20299	51,461	56,060
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 20299	24,545	27,371
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 1.835% 20246,9	332	330
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 2.385% 20246,9	3,086	3,117
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.135% 20256,9	1,248	1,255
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.485% 20276,9	29,345	30,043
Government National Mortgage Assn. 4.00% 20419	6,037	6,572
Government National Mortgage Assn. 4.00% 20449	91	99
Government National Mortgage Assn. 4.50% 20459	7,559	8,286
Government National Mortgage Assn. 4.50% 20459	176	193
Government National Mortgage Assn. 3.00% 20469	70,844	75,416
Government National Mortgage Assn. 4.00% 20479	65,134	69,811
Government National Mortgage Assn. 4.00% 20479	40,152	43,214
Government National Mortgage Assn. 4.00% 20479	8,012	8,567
Government National Mortgage Assn. 4.00% 20479	6,592	7,096
Government National Mortgage Assn. 3.50% 20489	78,655	83,264
Government National Mortgage Assn. 3.50% 20489	11,747	12,505
Government National Mortgage Assn. 3.50% 20489	802	848
Government National Mortgage Assn. 3.50% 20489	70	74
Government National Mortgage Assn. 3.50% 20489	29	30
Government National Mortgage Assn. 4.00% 20489	83,520	89,374
Government National Mortgage Assn. 4.00% 20489	1,914	2,039
Government National Mortgage Assn. 4.50% 20489	16,301	17,594
Government National Mortgage Assn. 4.50% 20499	128,773	137,594

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 20509,10	$629,800	$661,388
Government National Mortgage Assn. 3.00% 20509,10	228,000	241,039
Government National Mortgage Assn. 3.50% 20509	254,719	269,730
Government National Mortgage Assn. 3.50% 20509,10	33,500	35,353
Government National Mortgage Assn. 4.00% 20509	33,347	35,405
Government National Mortgage Assn. 4.00% 20509,10	3,211	3,404
Government National Mortgage Assn. 4.50% 20509,10	49,704	53,067
Government National Mortgage Assn. Pool #004291 6.00% 20389	2,556	2,938
Government National Mortgage Assn. Pool #MA5397 3.50% 20489	678	719
Government National Mortgage Assn. Pool #MA6153 3.00% 20499	572	607
Government National Mortgage Assn. Pool #MA5816 3.50% 20499	104,401	110,338
Government National Mortgage Assn. Pool #MA5762 3.50% 20499	11,265	11,917
Government National Mortgage Assn. Pool #MA5931 4.00% 20499	91,331	96,894
Government National Mortgage Assn. Pool #MA5876 4.00% 20499	31,377	33,274
Government National Mortgage Assn. Pool #MA5986 4.00% 20499	10,774	11,435
Government National Mortgage Assn. Pool #MA6040 4.00% 20499	9,428	9,997
Government National Mortgage Assn. Pool #MA6092 4.50% 20499	10,040	10,723
Government National Mortgage Assn. Pool #MA6041 4.50% 20499	746	797
Government National Mortgage Assn. Pool #MA6409 3.00% 20509	3,936	4,178
Government National Mortgage Assn. Pool #MA6410 3.50% 20509	360,625	381,443
Government National Mortgage Assn. Pool #MA6411 4.00% 20509	157,710	167,437
Government National Mortgage Assn. Pool #710085 4.965% 20619	11	12
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 20444,6,9	1,817	1,780
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 20489	5,000	5,301
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 20509	1,568	1,758
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 20539	26,725	28,354
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 20529	405	472
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 20479	2,874	3,123
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 20509	930	1,039
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 20509	2,520	2,841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 20314,9	3,075	3,217
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 20496,9	8,015	8,985
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20504,6,9	6,514	6,800
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20504,6,9	4,591	4,701
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20504,6,9	4,379	4,484
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20594,6,9	36,123	36,042
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20594,6,9	18,741	18,574
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20594,6,9	13,202	13,197
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.035% 20514,6,9	9,017	9,019
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.935% 20524,6,9	11,004	10,979
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20479	4,000	4,230
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20489	3,279	3,399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 20489	1,600	1,712
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 20499	972	1,092
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,9	6,355	6,479
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 20489	2,490	2,699
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 20496,9	704	650
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 20224,6,9	50,626	50,759
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.177% 20224,6,9	24,374	24,476
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 20574,6,9	1,565	1,683
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20494,6,9	10,216	10,593

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20634,6,9	$12,267	$12,216
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,6,9	17,384	17,846
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20494,6,9	7,977	8,190
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.32% 20511,4,6,9	25,000	25,000
Uniform Mortgage-Backed Security 2.00% 20359,10	1,402,129	1,448,026
Uniform Mortgage-Backed Security 2.00% 20359,10	136,364	140,593
Uniform Mortgage-Backed Security 2.50% 20359,10	350,000	365,258
Uniform Mortgage-Backed Security 2.50% 20359,10	338,109	353,377
Uniform Mortgage-Backed Security 3.00% 20359,10	38,650	40,617
Uniform Mortgage-Backed Security 2.00% 20509,10	331,500	338,367
Uniform Mortgage-Backed Security 2.00% 20509,10	140,000	143,210
Uniform Mortgage-Backed Security 2.50% 20509,10	817,699	848,788
Uniform Mortgage-Backed Security 2.50% 20509,10	126,500	131,832
Uniform Mortgage-Backed Security 3.00% 20509,10	301,993	317,542
Uniform Mortgage-Backed Security 3.50% 20509,10	820,194	862,687
Uniform Mortgage-Backed Security 4.00% 20509,10	199,037	210,909
Uniform Mortgage-Backed Security 4.50% 20509,10	9,659	10,380
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 20489	9,620	10,483
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.24% 20486,9	750	700
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 20499	1,212	1,152
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 20499	455	478
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 20499	10,015	11,329
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 20529	4,008	4,485
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20599	800	860
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 20609	795	888
Westpac Banking Corp. 2.25% 20204,9	12,500	12,583
		16,130,263
U.S. Treasury bonds & notes 8.07% U.S. Treasury 6.86%
U.S. Treasury 2.50% 2020	8,750	8,852
U.S. Treasury 1.375% 2021	87,000	87,619
U.S. Treasury 1.50% 2021	19,071	19,368
U.S. Treasury 1.50% 2021	5,449	5,540
U.S. Treasury 1.625% 2021	5,836	5,964
U.S. Treasury 2.75% 2021	30,000	30,936
U.S. Treasury 0.125% 2022	537,300	536,956
U.S. Treasury 0.125% 2022	50,000	49,972
U.S. Treasury 1.375% 2022	210,000	214,040
U.S. Treasury 1.375% 2022	4,047	4,159
U.S. Treasury 1.50% 2022	64,695	66,613
U.S. Treasury 1.625% 2022	39,152	40,561
U.S. Treasury 1.875% 2022	77,000	79,749
U.S. Treasury 1.875% 2022	75,195	78,097
U.S. Treasury 2.00% 2022	130,000	135,759
U.S. Treasury 2.00% 2022	35,000	36,044
U.S. Treasury 0.25% 2023	430,500	431,460
U.S. Treasury 1.375% 2023	36,935	38,264
U.S. Treasury 1.50% 2023	97,491	100,781
U.S. Treasury 1.625% 2023	36,000	37,478
U.S. Treasury 2.375% 2023	40,000	42,276
U.S. Treasury 2.50% 2023	31,046	33,031
U.S. Treasury 2.75% 2023	180,200	194,447
U.S. Treasury 2.75% 2023	20,100	21,563

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2024	$50,516	$53,203
U.S. Treasury 2.125% 2024	100,000	107,688
U.S. Treasury 2.125% 2024	60,000	64,289
U.S. Treasury 2.25% 2024	75,000	81,518
U.S. Treasury 2.25% 2024	50,000	53,662
U.S. Treasury 2.50% 2024	60,763	65,752
U.S. Treasury 0.25% 2025	772,515	771,518
U.S. Treasury 0.25% 2025	158,486	158,194
U.S. Treasury 0.375% 2025	796,600	800,177
U.S. Treasury 1.125% 2025	67,590	70,291
U.S. Treasury 1.375% 2025	238,436	250,479
U.S. Treasury 2.00% 2025	30,000	32,388
U.S. Treasury 2.125% 2025	25,000	27,222
U.S. Treasury 2.625% 2025	62,796	69,753
U.S. Treasury 2.75% 2025	215,000	241,849
U.S. Treasury 2.75% 2025	10,765	12,075
U.S. Treasury 2.875% 2025	116,001	131,761
U.S. Treasury 3.00% 2025	180,000	205,389
U.S. Treasury 2.00% 2026	47,620	52,282
U.S. Treasury 2.25% 2026	53,133	58,788
U.S. Treasury 0.50% 2027	488,200	488,581
U.S. Treasury 0.50% 2027	400,100	400,620
U.S. Treasury 1.125% 2027	940	981
U.S. Treasury 1.50% 2027	40,654	43,394
U.S. Treasury 2.25% 2027	11,250	12,564
U.S. Treasury 2.375% 2027	4,350	4,908
U.S. Treasury 2.75% 2028	10,941	12,761
U.S. Treasury 2.875% 2028	65,768	77,607
U.S. Treasury 3.125% 2028	44,885	54,254
U.S. Treasury 1.625% 2029	25,000	27,272
U.S. Treasury 1.75% 202911	764,465	843,778
U.S. Treasury 0.625% 2030	765,504	763,169
U.S. Treasury 1.50% 2030	37,283	40,293
U.S. Treasury 1.125% 204011	100,000	99,062
U.S. Treasury 2.75% 2042	32,950	42,262
U.S. Treasury 2.875% 2043	36,410	47,587
U.S. Treasury 3.125% 2043	48,025	65,119
U.S. Treasury 3.125% 2044	39,797	54,277
U.S. Treasury 3.625% 2044	25,000	36,609
U.S. Treasury 2.50% 2045	115,000	141,829
U.S. Treasury 3.00% 2045	25,000	33,694
U.S. Treasury 3.00% 2045	25,000	33,569
U.S. Treasury 2.50% 2046	52,120	64,659
U.S. Treasury 2.75% 204711	151,180	197,496
U.S. Treasury 3.00% 204711	60,062	81,874
U.S. Treasury 3.00% 2048	4,047	5,540
U.S. Treasury 2.25% 204911	949,329	1,141,284
U.S. Treasury 2.375% 204911	92,555	114,256
U.S. Treasury 2.875% 2049	28,025	37,903
U.S. Treasury 1.25% 2050	17,500	16,804
U.S. Treasury 2.00% 2050	390,869	447,447
		11,039,260

American Balanced Fund — Page 37 of 43

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.21%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 202412	$46,978	$49,232
U.S. Treasury Inflation-Protected Security 0.625% 202412	236,300	248,946
U.S. Treasury Inflation-Protected Security 2.375% 202512	68,024	78,332
U.S. Treasury Inflation-Protected Security 0.375% 202712	53,082	57,260
U.S. Treasury Inflation-Protected Security 0.75% 202812	153,245	172,940
U.S. Treasury Inflation-Protected Security 1.75% 202812	32,929	39,331
U.S. Treasury Inflation-Protected Security 0.875% 202912	228,514	260,830
U.S. Treasury Inflation-Protected Security 0.125% 203012	129,528	140,050
U.S. Treasury Inflation-Protected Security 1.375% 204412	41,813	57,177
U.S. Treasury Inflation-Protected Security 1.00% 204612	37,881	49,163
U.S. Treasury Inflation-Protected Security 0.875% 204712	37,183	47,518
U.S. Treasury Inflation-Protected Security 1.00% 204911,12	424,871	568,149
U.S. Treasury Inflation-Protected Security 0.25% 205012	155,412	174,689
		1,943,617
Total U.S. Treasury bonds & notes		12,982,877
Asset-backed obligations 1.04%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 20214,9	2,500	2,499
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,9	1,150	1,150
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20244,9	14,425	14,497
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20244,9	8,454	8,531
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20254,9	8,380	8,515
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20264,9	3,375	3,275
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 20264,9	7,920	7,833
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 20239	15,777	15,958
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20259	8,000	8,130
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20284,9	285	284
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20224,6,9	5,848	5,943
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20254,9	2,821	2,851
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20254,9	4,275	4,295
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20254,9	10,655	10,846
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20294,9	9,634	9,803
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 20229	5,580	5,605
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 20239	35,055	35,346
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 20249	6,615	6,676
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20259	49,120	49,915
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20259	15,980	16,260
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 20269	24,909	25,111
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20269	33,495	34,033
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20224,9	1,593	1,601
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20224,9	2,491	2,504
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20234,9	2,850	2,884
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20254,9	5,510	5,576
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20254,9	9,570	9,624
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20224,9	4,950	4,955
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20224,9	4,933	4,944
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20234,9	11,220	11,315
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20244,9	21,100	21,441
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20254,9	34,000	34,335
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20254,9	29,000	29,663
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 0.934% 20306,9	4,598	4,503
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20274,9	34,745	35,159
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20274,9	35,370	35,707

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20274,9	$33,450	$33,473
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,9	51,335	52,805
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,9	64,300	68,128
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20304,9	74,995	80,327
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20314,9	121,233	123,391
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,9	101,235	108,576
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,9	14,004	13,900
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20394,9	16,772	16,500
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 20249	1,395	1,400
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 20249	1,165	1,170
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 20249	1,646	1,653
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 20214,9	4,424	4,367
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 20234,9	4,269	4,238
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20244,9	21,139	20,981
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 20244,9	2,476	2,454
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20254,9	1,458	1,447
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 20239	34,260	35,300
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16% 20239	10,280	10,524
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20244,9	8,310	8,427
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20254,9	5,145	5,187
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20229	213	214
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 20239	10,267	10,352
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 20249	6,223	6,341
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 20249	50,000	51,086
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 20249	6,896	7,129
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20259	10,565	10,852
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 20259	20,000	21,270
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 20274,9	716	719
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.235% 20354,6,9	943	943
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,9	1,726	1,755
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 0.923% 20306,9	2,283	2,263
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.173% 20336,9	12,240	12,050
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 20254,6,9	23,765	23,680
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20249	44,100	45,427
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 20259	46,360	48,058
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,9	1,023	1,032
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20394,9	384	384
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20394,9	6,336	6,301
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,9	1,892	1,883
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20314,9	35,000	37,304
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20334,9	33,372	33,931
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,9	17,131	17,118
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20424,9	15,061	15,005
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20214,9	2,340	2,342
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20234,9	22,142	22,305
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20244,9	8,685	8,804
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20244,9	13,905	14,105
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 20249	33,000	33,440
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20259	46,065	47,579
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20259	31,590	32,545
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 20269	77,000	78,605
		1,670,637

American Balanced Fund — Page 39 of 43

unaudited

Bonds, notes & other debt instruments (continued) Municipals 0.34% Illinois 0.29%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$28,452	$28,753
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	284,800	289,337
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	54,365	61,248
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	11,984
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	11,949
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	11,996
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,778
G.O. Bonds, Series 2019-A, 5.00% 2021	25,000	25,749
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	8,405	9,279
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	5,606
		462,679
California 0.02%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,097
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	905	921
Los Angeles Community College Dist., G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	24,807
		37,825
Florida 0.01%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,844
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,000
		20,844
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	11,680	12,191
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,455	7,732
New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.73% 20286	5,000	4,843
New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,738
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	255	266
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	485	497
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,845	1,963
		2,726
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	610	634
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	332	334

American Balanced Fund — Page 40 of 43

unaudited

Bonds, notes & other debt instruments (continued) Municipals (continued) Maine 0.00%	Principal amount (000)	Value (000)
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	$235	$242
		552,788
Bonds & notes of governments & government agencies outside the U.S. 0.29%
Abu Dhabi (Emirate of) 2.50% 20254	39,000	41,177
Abu Dhabi (Emirate of) 3.125% 20304	37,000	40,860
Abu Dhabi (Emirate of) 3.875% 20504	25,680	30,450
CPPIB Capital Inc. 2.375% 20214	26,000	26,317
CPPIB Capital Inc. 2.25% 20224	25,714	26,505
CPPIB Capital Inc. 2.75% 20274	26,400	30,131
Israel (State of) 3.15% 2023	35,000	37,439
Israel (State of) 2.50% 2030	25,000	27,063
Manitoba (Province of) 3.05% 2024	13,500	14,773
Peru (Republic of) 2.392% 2026	2,730	2,841
PT Indonesia Asahan Aluminium Tbk 5.23% 20214	2,492	2,604
PT Indonesia Asahan Aluminium Tbk 4.75% 20254	4,910	5,259
PT Indonesia Asahan Aluminium Tbk 5.45% 20304	1,360	1,520
PT Indonesia Asahan Aluminium Tbk 5.80% 20504	3,850	4,322
Qatar (State of) 3.375% 20244	25,000	26,822
Qatar (State of) 4.00% 20294	10,000	11,526
Qatar (State of) 4.817% 20494	10,000	13,186
Quebec (Province of) 2.375% 2022	51,867	53,518
Quebec (Province of) 2.75% 2027	26,000	29,378
Saudi Arabia (Kingdom of) 3.25% 20304	23,250	25,001
Saudi Arabia (Kingdom of) 5.25% 20504	10,000	12,885
		463,577
Federal agency bonds & notes 0.02%
Fannie Mae 6.25% 2029	4,000	5,792
Federal Home Loan Bank 5.50% 2036	600	939
Private Export Funding Corp. 3.55% 2024	25,897	28,700
		35,431
Total bonds, notes & other debt instruments (cost: $52,554,027,000)		55,471,014
Short-term securities 13.08% Money market investments 13.08%	Shares
Capital Group Central Cash Fund 0.18%3,13	210,421,859	21,044,290
Total short-term securities (cost: $21,044,067,000)		21,044,290
Total investment securities 103.13% (cost: $135,140,268,000)		165,856,065
Other assets less liabilities (3.13)%		(5,030,479)
Net assets 100.00%		$160,825,586

American Balanced Fund — Page 41 of 43

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 6/30/202015 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	12,026	October 2020	$2,405,200	$2,655,679	$416
5 Year U.S. Treasury Note Futures	Long	61,108	October 2020	6,110,800	7,683,854	19,039
10 Year U.S. Treasury Note Futures	Long	5,605	September 2020	560,500	780,058	2,443
10 Year Ultra U.S. Treasury Note Futures	Short	28,492	September 2020	(2,849,200)	(4,487,045)	(20,770)
20 Year U.S. Treasury Bond Futures	Long	7,587	September 2020	758,700	1,354,754	6,263
30 Year Ultra U.S. Treasury Bond Futures	Short	2,982	September 2020	(298,200)	(650,542)	(6,395)
						$996

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$1,200,000	$(14,026)	$9,844	$(23,870)

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,590,602,000, which represented 4.10% of the net assets of the fund. This amount includes $6,560,020,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,056,372,000, which represented 4.39% of the net assets of the fund.
5	Step bond; coupon rate may change at a later date.
6	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
7	Scheduled interest and/or principal payment was not received.
8	Amount less than one thousand.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Purchased on a TBA basis.
11	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $91,967,000, which represented .06% of the net assets of the fund.
12	Index-linked bond whose principal amount moves with a government price index.
13	Rate represents the seven-day yield at 6/30/2020.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

American Balanced Fund — Page 42 of 43

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-011-0820O-S78094	American Balanced Fund — Page 43 of 43

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2020